GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 11.6%
Aerospace & Defense – 0.1%
5,896	BAE Systems PLC	$ 39,337
222	Elbit Systems Ltd.	28,434
318	General Dynamics Corp.	47,493
814	Huntington Ingalls Industries, Inc.	130,395
643	L3Harris Technologies, Inc.	123,450
505	Lockheed Martin Corp.	184,325
782	Northrop Grumman Corp.	236,367
1,788	Raytheon Technologies Corp.	128,235
315	Safran SA*	45,919
224	Teledyne Technologies, Inc.*	84,659
3,850	Textron, Inc.	173,635
297	Thales SA	27,220
234	The Boeing Co.	49,306
		1,298,775

Air Freight & Logistics – 0.1%
2,777	C.H. Robinson Worldwide, Inc.	260,955
10,499	Deutsche Post AG	506,453
506	DSV PANALPINA A/S	79,678
937	Expeditors International of Washington, Inc.	83,740
485	FedEx Corp.	138,991
1,570	SG Holdings Co. Ltd.	46,975
1,043	United Parcel Service, Inc. Class B	178,426
2,164	XPO Logistics, Inc.*	230,855
2,457	Yamato Holdings Co. Ltd.	61,945
		1,588,018

Auto Components – 0.0%
406	Aptiv PLC	48,192
208	Autoliv, Inc.	18,522
3,965	BorgWarner, Inc.	154,040
1,222	Bridgestone Corp.	42,544
235	Cie Generale des Etablissements Michelin SCA	29,232
636	Denso Corp.	29,985
311	Lear Corp.	44,457
887	Magna International, Inc.	54,393
735	Stanley Electric Co. Ltd.	21,545
1,887	Sumitomo Electric Industries Ltd.	21,510
1,259	Toyoda Gosei Co. Ltd.	34,115
256	Toyota Industries Corp.	18,449
		516,984

Automobiles – 0.1%
412	Bayerische Motoren Werke AG	35,749
1,061	Daimler AG	71,035
300	Ferrari NV	63,564
29,715	Ford Motor Co.	269,812
1,363	General Motors Co.	59,754
4,700	Honda Motor Co. Ltd.	130,763
1,235	Tesla, Inc.*	700,986
1,977	Toyota Motor Corp.	133,429
		1,465,092

Shares	Description	Value

Common Stocks – (continued)
Banks – 0.4%
6,596	Australia & New Zealand Banking Group Ltd.	$ 109,104
4,450	Bank Hapoalim BM	29,160
15,743	Bank Leumi Le-Israel BM	88,398
19,788	Bank of America Corp.	557,230
1,831	Bank of Montreal	131,583
391	Banque Cantonale Vaudoise	40,263
35,149	Barclays PLC*	62,381
2,077	BNP Paribas SA*	105,722
20,086	BOC Hong Kong Holdings Ltd.	65,367
1,018	Canadian Imperial Bank of Commerce	85,817
5,315	Citigroup, Inc.	292,697
1,649	Citizens Financial Group, Inc.	53,856
2,969	Commonwealth Bank of Australia	172,175
3,311	Credit Agricole SA*	38,200
1,725	Danske Bank A/S*	28,399
2,869	DBS Group Holdings Ltd.	53,523
2,734	DNB ASA*	49,297
2,099	Fifth Third Bancorp	53,189
340	First Republic Bank	44,050
1,949	Hang Seng Bank Ltd.	33,886
15,412	HSBC Holdings PLC	79,303
2,966	Huntington Bancshares, Inc.	35,829
4,891	ING Groep NV*	47,573
17,150	Intesa Sanpaolo SpA*	39,727
10,673	Israel Discount Bank Ltd. Class A	36,099
4,046	Japan Post Bank Co. Ltd.	31,700
9,358	JPMorgan Chase & Co.	1,103,121
381	KBC Group NV*	26,522
2,230	KeyCorp.	34,476
439	M&T Bank Corp.	51,139
3,912	Mediobanca Banca di Credito Finanziario SpA	35,095
21,923	Mitsubishi UFJ Financial Group, Inc.	93,552
2,319	Mizrahi Tefahot Bank Ltd.	49,537
3,878	Mizuho Financial Group, Inc.	49,133
4,993	National Australia Bank Ltd.	83,065
3,794	National Bank of Canada	210,164
4,118	Nordea Bank Abp*	35,194
20,940	Oversea-Chinese Banking Corp. Ltd.	156,119
1,006	Raiffeisen Bank International AG*	19,195
2,610	Regions Financial Corp.	39,855
7,526	Resona Holdings, Inc.	26,233
5,902	Royal Bank of Canada	481,994
2,594	Shinsei Bank Ltd.	30,657
5,390	Skandinaviska Enskilda Banken AB Class A*	56,900
4,380	Standard Chartered PLC*	26,024
6,873	Sumitomo Mitsui Financial Group, Inc.	197,616
1,315	Sumitomo Mitsui Trust Holdings, Inc.	38,152
107	SVB Financial Group*	36,900
4,564	Svenska Handelsbanken AB Class A*	46,222
1,061	Swedbank AB Class A*	19,212
29,440	The Bank of East Asia Ltd.	65,308
2,108	The Bank of Nova Scotia	102,584
694	The PNC Financial Services Group, Inc.	95,821
2,529	The Shizuoka Bank Ltd.	17,871
6,279	The Toronto-Dominion Bank	334,957

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,413	Truist Financial Corp.	$ 65,592
2,824	U.S. Bancorp	122,025
3,675	United Overseas Bank Ltd.	61,124
7,263	Wells Fargo & Co.	198,643
4,557	Westpac Banking Corp.	66,827
		6,441,357

Beverages – 0.2%
960	Asahi Group Holdings Ltd.	36,888
1,475	Brown-Forman Corp. Class B	118,973
536	Carlsberg AS Class B	79,837
4,983	Coca-Cola Amatil Ltd.	46,144
1,458	Coca-Cola Bottlers Japan Holdings, Inc.	22,285
2,887	Coca-Cola European Partners PLC	128,991
1,097	Coca-Cola HBC AG	31,335
253	Constellation Brands, Inc. Class A	52,078
3,438	Davide Campari-Milano NV	40,016
2,323	Diageo PLC	89,426
509	Heineken Holding NV	47,025
543	Heineken NV	57,336
2,505	Ito En Ltd.	193,090
2,041	Keurig Dr Pepper, Inc.	62,148
871	Kirin Holdings Co. Ltd.	18,912
6,953	Molson Coors Beverage Co. Class B	319,838
3,384	Monster Beverage Corp.*	286,895
4,518	PepsiCo, Inc.	651,631
376	Pernod Ricard SA	71,848
191	Remy Cointreau SA	34,018
1,619	Suntory Beverage & Food Ltd.	59,123
6,956	The Coca-Cola Co.	358,930
		2,806,767

Biotechnology – 0.2%
5,675	AbbVie, Inc.	593,491
1,997	Alexion Pharmaceuticals, Inc.*	243,854
567	Alnylam Pharmaceuticals, Inc.*	73,659
1,515	Amgen, Inc.	336,391
156	Argenx SE*	44,683
1,496	Biogen, Inc.*	359,294
474	BioMarin Pharmaceutical, Inc.*	37,304
862	CSL Ltd.	188,766
164	Exact Sciences Corp.*	19,854
186	Genmab A/S*	71,530
4,868	Gilead Sciences, Inc.	295,342
1,301	Grifols SA	36,910
2,880	Incyte Corp.*	243,475
863	Ionis Pharmaceuticals, Inc.*	43,607
604	Moderna, Inc.*	92,255
461	Neurocrine Biosciences, Inc.*	43,767
276	Regeneron Pharmaceuticals, Inc.*	142,424
246	Sarepta Therapeutics, Inc.*	34,652
1,520	Seagen, Inc.*	258,871
1,269	Vertex Pharmaceuticals, Inc.*	289,015
		3,449,144

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.1%
832	A.O. Smith Corp.	$ 46,850
1,749	Allegion PLC	199,456
2,187	Assa Abloy AB Class B	52,332
1,968	Carrier Global Corp.	74,922
2,536	Cie de Saint-Gobain*	120,135
555	Daikin Industries Ltd.	125,702
1,121	Fortune Brands Home & Security, Inc.	93,603
107	Geberit AG	64,403
2,127	Johnson Controls International PLC	97,927
529	Kingspan Group PLC*	46,159
699	Lennox International, Inc.	201,193
779	LIXIL Group Corp.	18,641
5,980	Masco Corp.	320,947
1,502	Nibe Industrier AB Class B*	42,367
2,425	Owens Corning	176,710
100	Rockwool International A/S Class B	36,467
730	Trane Technologies PLC	106,755
25,678	Xinyi Glass Holdings Ltd.	57,588
		1,882,157

Capital Markets – 0.3%
1,144	Ameriprise Financial, Inc.	211,915
239	Amundi SA*(a)	19,008
1,185	ASX Ltd.	67,016
272	BlackRock, Inc.	189,951
804	Brookfield Asset Management, Inc. Class A	32,471
671	Cboe Global Markets, Inc.	61,276
10,810	CI Financial Corp.	141,669
318	CME Group, Inc.	55,659
3,696	Credit Suisse Group AG	46,815
5,673	Daiwa Securities Group, Inc.	24,655
2,729	Deutsche Bank AG*	30,255
554	Deutsche Boerse AG	92,281
1,739	EQT AB	38,828
850	FactSet Research Systems, Inc.	283,696
1,041	Franklin Resources, Inc.	22,892
8,717	Hargreaves Lansdown PLC	165,097
3,661	Hong Kong Exchanges & Clearing Ltd.	181,830
1,471	IGM Financial, Inc.	38,907
1,382	Intercontinental Exchange, Inc.	145,815
9,859	Invesco Ltd.	160,012
2,430	Japan Exchange Group, Inc.	60,117
1,016	KKR & Co., Inc. Class A	38,537
1,305	London Stock Exchange Group PLC	140,746
590	Macquarie Group Ltd.	59,999
2,863	Magellan Financial Group Ltd.	124,231
428	MarketAxess Holdings, Inc.	230,769
1,598	Moody’s Corp.	451,179
5,831	Morgan Stanley	360,531
278	MSCI, Inc.	113,819
530	Nasdaq, Inc.	67,835
12,110	Natixis SA*	37,229
594	Northern Trust Corp.	55,313
160	Partners Group Holding AG	172,509
484	Raymond James Financial, Inc.	44,020
1,082	S&P Global, Inc.	380,626
694	SBI Holdings, Inc.	18,722

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
645	Schroders PLC	$ 27,562
1,766	SEI Investments Co.	93,156
33,802	Singapore Exchange Ltd.	222,877
1,810	St. James’s Place PLC	24,248
1,818	State Street Corp.	128,133
1,300	T. Rowe Price Group, Inc.	186,433
2,889	The Bank of New York Mellon Corp.	113,018
2,531	The Blackstone Group, Inc., Class A	150,721
1,705	The Charles Schwab Corp.	83,170
750	TMX Group Ltd.	73,799
681	Tradeweb Markets, Inc. Class A	40,622
6,478	UBS Group AG	91,885
		5,601,854

Chemicals – 0.2%
1,010	Air Liquide SA	165,055
614	Air Products & Chemicals, Inc.	172,006
1,103	Akzo Nobel NV	116,797
269	Albemarle Corp.	36,576
1,411	Arkema SA	164,320
555	BASF SE	40,575
453	Chr Hansen Holding A/S*	43,991
953	Clariant AG	19,127
1,673	Corteva, Inc.	64,109
551	Covestro AG(a)	30,659
937	Croda International PLC	73,783
861	Dow, Inc.	45,642
302	DuPont de Nemours, Inc.	19,159
1,290	Eastman Chemical Co.	125,646
958	Ecolab, Inc.	212,820
77	EMS-Chemie Holding AG	70,325
268	FMC Corp.	31,091
34	Givaudan SA	139,279
274	International Flavors & Fragrances, Inc.	30,715
914	Johnson Matthey PLC	26,932
1,243	JSR Corp.	34,417
626	Kansai Paint Co. Ltd.	18,891
431	Koninklijke DSM NV	70,377
889	Linde PLC	227,957
232	LyondellBasell Industries NV Class A	19,743
5,794	Mitsubishi Chemical Holdings Corp.	31,898
1,010	Mitsubishi Gas Chemical Co., Inc.	21,378
2,131	Mitsui Chemicals, Inc.	59,575
881	Nippon Paint Holdings Co. Ltd.	112,880
340	Nissan Chemical Corp.	20,281
413	Nitto Denko Corp.	34,054
898	Novozymes A/S Class B	51,289
2,160	Nutrien Ltd.	106,611
2,141	Orica Ltd.	25,428
440	PPG Industries, Inc.	64,579
831	RPM International, Inc.	73,136
541	Shin-Etsu Chemical Co. Ltd.	88,630
342	Sika AG	87,020
312	Solvay SA	35,639
576	Symrise AG	72,195
2,221	Taiyo Nippon Sanso Corp.	36,903
2,378	Teijin Ltd.	40,550

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
4,908	The Mosaic Co.	$ 107,780
300	The Sherwin-Williams Co.	224,289
3,799	Toray Industries, Inc.	20,500
693	Yara International ASA	28,090
		3,342,697

Commercial Services & Supplies – 0.1%
5,689	Brambles Ltd.	45,875
937	Cintas Corp.	332,916
1,032	Copart, Inc.*	119,144
1,156	Dai Nippon Printing Co. Ltd.	21,565
1,369	GFL Environmental, Inc.	37,316
5,644	Rentokil Initial PLC*	37,368
861	Republic Services, Inc.	83,276
1,058	Ritchie Bros Auctioneers, Inc.	76,097
6,438	Rollins, Inc.	368,125
460	Secom Co. Ltd.	45,905
4,454	Securitas AB Class B*	73,275
796	Waste Connections, Inc.	82,768
728	Waste Management, Inc.	86,727
		1,410,357

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	64,427
11,477	Cisco Systems, Inc.	493,741
1,409	F5 Networks, Inc.*	229,399
3,543	Juniper Networks, Inc.	77,131
508	Motorola Solutions, Inc.	87,137
6,541	Telefonaktiebolaget LM Ericsson Class B	80,295
		1,032,130

Construction & Engineering – 0.1%
9,883	ACS Actividades de Construccion y Servicios SA	312,233
1,919	Bouygues SA	76,102
2,842	CIMIC Group Ltd.*	53,362
1,424	Eiffage SA*	139,221
1,874	Ferrovial SA	52,332
728	HOCHTIEF AG	70,058
1,040	Jacobs Engineering Group, Inc.	112,154
2,597	Obayashi Corp.	22,859
2,460	Shimizu Corp.	18,604
6,199	Skanska AB Class B	147,294
541	Taisei Corp.	19,033
1,724	Vinci SA	175,154
4,824	WSP Global, Inc.	358,262
		1,556,668

Construction Materials – 0.0%
1,432	CRH PLC*	56,325
1,006	HeidelbergCement AG	71,170
1,280	James Hardie Industries PLC	37,035
1,594	LafargeHolcim Ltd.	83,664
243	Martin Marietta Materials, Inc.	64,548
244	Vulcan Materials Co.	34,075
		346,817

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.0%
4,672	Ally Financial, Inc.	$ 138,525
1,921	American Express Co.	227,811
2,090	Discover Financial Services	159,195
1	Isracard Ltd.	3
5,706	Synchrony Financial	173,862
		699,396

Containers & Packaging – 0.0%
2,459	Amcor PLC	27,860
402	Avery Dennison Corp.	60,035
942	Ball Corp.	90,441
919	Crown Holdings, Inc.*	86,616
2,189	International Paper Co.	108,312
145	Packaging Corp. of America	18,850
4,627	Smurfit Kappa Group PLC	196,709
3,410	Westrock Co.	143,936
		732,759

Distributors – 0.0%
1,869	Genuine Parts Co.	183,854
6,659	LKQ Corp.*	234,530
686	Pool Corp.	237,431
		655,815

Diversified Financial Services – 0.1%
2,376	Berkshire Hathaway, Inc. Class B*	543,890
342	Groupe Bruxelles Lambert SA	33,340
589	Industrivarden AB Class A*	18,235
2,453	Industrivarden AB Class C*	75,063
1,702	Investor AB Class B	118,153
1,572	Kinnevik AB	78,308
1,234	L E Lundbergforetagen AB Class B*	63,351
13,335	M&G PLC	33,087
4,094	ORIX Corp.	60,597
186	Sofina SA	59,043
1,033	Tokyo Century Corp.	68,031
1,647	Voya Financial, Inc.	94,917
189	Wendel SE	21,354
		1,267,369

Diversified Telecommunication Services – 0.2%
5,822	Altice Europe NV Class A*	30,628
20,535	AT&T, Inc.	590,381
1,043	BCE, Inc.	45,215
1,059	Cellnex Telecom SA(a)	67,084
17,204	CenturyLink, Inc.	179,782
10,347	Deutsche Telekom AG	186,800
848	Elisa Oyj	45,502
37,703	HKT Trust and HKT Ltd.	49,278
308	Iliad SA	62,455
4,721	Infrastrutture Wireless Italiane SpA(a)	60,789
11,358	Koninklijke KPN NV	33,793
7,153	Liberty Global PLC Class A*	161,086
8,081	Liberty Global PLC Class C*	174,873
10,490	Nippon Telegraph & Telephone Corp.	248,091

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
3,682	Orange SA	$ 46,607
64,218	PCCW Ltd.	38,971
15,280	Singapore Telecommunications Ltd.	27,359
14,275	Spark New Zealand Ltd.	45,642
153	Swisscom AG	80,966
86,846	Telecom Italia SpA	40,929
78,061	Telecom Italia SpA RSP	39,927
7,090	Telefonica Deutschland Holding AG	19,570
8,726	Telefonica SA	38,120
3,393	Telenor ASA	57,705
8,289	Telia Co. AB	35,241
16,665	Telstra Corp. Ltd.	37,607
2,320	TELUS Corp.	44,749
14,582	TPG Telecom Ltd.*	82,323
733	United Internet AG	29,213
10,412	Verizon Communications, Inc.	628,989
		3,229,675

Electric Utilities – 0.2%
986	Alliant Energy Corp.	51,864
926	American Electric Power Co., Inc.	78,608
38,024	AusNet Services	51,818
1,559	Chubu Electric Power Co., Inc.	18,741
3,420	CLP Holdings Ltd.	32,127
959	Duke Energy Corp.	88,861
438	Edison International	26,876
24,944	EDP—Energias de Portugal SA	133,332
1,367	Electricite de France SA	20,773
285	Elia Group SA	32,215
930	Emera, Inc.	38,562
2,652	Endesa SA	76,225
21,218	Enel SpA	212,876
357	Entergy Corp.	38,859
743	Evergy, Inc.	41,170
1,355	Eversource Energy	118,576
2,468	Exelon Corp.	101,361
1,038	Fortis, Inc.	41,793
1,136	Fortum Oyj	26,020
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,881
2,970	Hydro One Ltd.(a)	69,293
17,853	Iberdrola SA	245,081
3,280	Kyushu Electric Power Co., Inc.	27,637
11,187	Mercury NZ Ltd.	47,056
4,096	NextEra Energy, Inc.	301,425
8,570	NRG Energy, Inc.	280,668
1,220	OGE Energy Corp.	39,516
911	Orsted A/S(a)	163,913
1,948	PG&E Corp.*	24,740
478	Pinnacle West Capital Corp.	39,124
3,998	Power Assets Holdings Ltd.	20,973
1,331	PPL Corp.	37,827
2,047	Red Electrica Corp. SA	41,847
4,356	SSE PLC	77,968
12,390	Terna Rete Elettrica Nazionale SpA	93,065
2,899	The Chugoku Electric Power Co., Inc.	36,797
2,027	The Kansai Electric Power Co., Inc.	18,500

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
995	The Southern Co.	$ 59,551
2,586	Tohoku Electric Power Co., Inc.	21,646
619	Verbund AG	43,504
1,989	Xcel Energy, Inc.	133,979
		3,087,648

Electrical Equipment – 0.1%
3,348	ABB Ltd.	88,547
823	AMETEK, Inc.	97,550
1,541	Eaton Corp. PLC	186,630
899	Emerson Electric Co.	69,061
312	Generac Holdings, Inc.*	67,267
726	Legrand SA	61,478
2,971	Mitsubishi Electric Corp.	43,529
837	Nidec Corp.	106,155
783	Prysmian SpA	25,774
642	Rockwell Automation, Inc.	164,070
1,076	Schneider Electric SE	149,914
1,259	Sensata Technologies Holding PLC*	61,477
713	Siemens Energy AG*	21,178
1,345	Siemens Gamesa Renewable Energy SA	48,237
840	Sunrun, Inc.*	53,827
541	Vestas Wind Systems A/S	110,263
		1,354,957

Electronic Equipment, Instruments & Components – 0.1%
1,117	Amphenol Corp. Class A	146,115
3,144	Arrow Electronics, Inc.*	288,148
1,258	Azbil Corp.	56,445
2,651	CDW Corp.	345,929
923	Cognex Corp.	69,354
1,609	Corning, Inc.	60,209
3,419	Halma PLC	100,602
569	Hamamatsu Photonics KK	31,969
497	Hexagon AB Class B*	41,425
133	Hirose Electric Co. Ltd.	18,761
3,116	Hitachi Ltd.	118,264
807	Ibiden Co. Ltd.	37,744
158	IPG Photonics Corp.*	32,707
342	Keyence Corp.	174,373
1,580	Keysight Technologies, Inc.*	189,663
634	Kyocera Corp.	36,102
1,197	Murata Manufacturing Co. Ltd.	104,368
994	Omron Corp.	89,263
253	TDK Corp.	35,533
734	TE Connectivity Ltd.	83,654
832	Trimble, Inc.*	49,812
2,472	Venture Corp. Ltd.	34,502
481	Zebra Technologies Corp. Class A*	182,020
		2,326,962

Energy Equipment & Services – 0.0%
6,825	Baker Hughes Co.	127,764
5,726	Halliburton Co.	94,994
2,574	Schlumberger N.V	53,514
8,048	Tenaris SA	62,476
		338,748

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.1%
2,276	Activision Blizzard, Inc.	$ 180,896
32,886	Bollore SA	127,550
1,039	Capcom Co. Ltd.	58,747
1,247	Electronic Arts, Inc.*	159,304
717	Koei Tecmo Holdings Co. Ltd.	38,141
970	Liberty Media Corp.-Liberty Formula One Class C*	40,527
461	Live Nation Entertainment, Inc.*	30,265
778	Netflix, Inc.*	381,765
1,675	Nexon Co. Ltd.	50,518
214	Nintendo Co. Ltd.	121,420
828	Roku, Inc.*	243,076
949	Square Enix Holdings Co. Ltd.	58,032
593	Take-Two Interactive Software, Inc.*	107,042
1,938	The Walt Disney Co.	286,843
834	Toho Co. Ltd.	35,204
1,312	Ubisoft Entertainment SA*	124,414
2,042	Vivendi SA	61,216
		2,104,960

Equity Real Estate Investment Trusts (REITs) – 0.2%
694	Alexandria Real Estate Equities, Inc.	113,629
781	American Tower Corp.	180,567
22,935	Ascendas Real Estate Investment Trust	50,647
194	AvalonBay Communities, Inc.	32,318
629	Boston Properties, Inc.	61,743
1,496	Camden Property Trust	147,850
814	Canadian Apartment Properties REIT	32,066
1,047	Crown Castle International Corp.	175,446
4,704	Dexus	33,703
1,606	Digital Realty Trust, Inc.	216,408
2,102	Duke Realty Corp.	80,002
216	Equinix, Inc.	150,723
1,074	Equity LifeStyle Properties, Inc.	62,926
1,405	Equity Residential	81,378
246	Essex Property Trust, Inc.	60,486
525	Extra Space Storage, Inc.	59,183
6,503	Goodman Group	89,244
3,014	Invitation Homes, Inc.	86,140
736	Iron Mountain, Inc.	20,240
3,020	Link REIT	26,404
23,558	Mapletree Logistics Trust	34,469
2,901	Medical Properties Trust, Inc.	56,279
773	Mid-America Apartment Communities, Inc.	97,522
27	Nippon Prologis REIT, Inc.	84,621
1,993	Prologis, Inc.	199,400
309	Public Storage	69,358
955	Regency Centers Corp.	43,529
382	SBA Communications Corp.	109,703
5,894	Segro PLC	71,313
10,224	Stockland	33,955
764	Sun Communities, Inc.	106,196
528	UDR, Inc.	20,312
1,171	Ventas, Inc.	56,103
1,493	VICI Properties, Inc.	37,758
901	Weyerhaeuser Co.	26,165
		2,807,786

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.4%
2,009	Aeon Co. Ltd.	$ 59,683
3,664	Alimentation Couche-Tard, Inc. Class B	121,682
7,061	Carrefour SA	115,587
16,643	Coles Group Ltd.	217,569
392	Cosmos Pharmaceutical Corp.	67,698
1,523	Costco Wholesale Corp.	596,666
10,546	Empire Co. Ltd. Class A	288,600
892	Etablissements Franz Colruyt NV	53,222
1,837	George Weston Ltd.	135,947
1,271	ICA Gruppen AB	61,534
48,842	J Sainsbury PLC	136,335
12,025	Jeronimo Martins SGPS SA	206,043
2,127	Kesko Oyj Class B	55,684
1,322	Kobe Bussan Co. Ltd.	46,314
13,905	Koninklijke Ahold Delhaize NV	397,562
1,322	Lawson, Inc.	59,942
3,630	Loblaw Cos. Ltd.	179,446
1,273	Metro, Inc.	58,479
2,493	Seven & i Holdings Co. Ltd.	78,624
3,456	Sundrug Co. Ltd.	144,877
4,411	Sysco Corp.	314,460
35,906	Tesco PLC	108,074
12,482	The Kroger Co.	411,906
1,474	Tsuruha Holdings, Inc.	216,156
4,897	Walgreens Boots Alliance, Inc.	186,135
6,347	Walmart, Inc.	969,758
5,988	Welcia Holdings Co. Ltd.	240,610
19,974	Wm Morrison Supermarkets PLC	47,534
9,350	Woolworths Group Ltd.	253,734
		5,829,861

Food Products – 0.2%
4,941	Ajinomoto Co., Inc.	102,950
1,549	Archer-Daniels-Midland Co.	77,094
4,535	Associated British Foods PLC	126,479
16	Barry Callebaut AG	34,477
793	Bunge Ltd.	46,700
2,487	Calbee, Inc.	73,518
1,425	Campbell Soup Co.	71,278
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	132,247
4,601	Conagra Brands, Inc.	168,212
3,958	Danone SA	255,233
4,015	General Mills, Inc.	244,192
1,685	Hormel Foods Corp.	79,498
1,263	Kellogg Co.	80,718
334	Kerry Group PLC Class A	46,833
531	Kikkoman Corp.	32,958
361	Lamb Weston Holdings, Inc.	26,129
652	McCormick & Co., Inc.	121,911
646	MEIJI Holdings Co. Ltd.	45,718
2,812	Mondelez International, Inc. Class A	161,549
1,277	Mowi ASA	25,846
7,464	Nestle SA	836,076

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
396	Nissin Foods Holdings Co. Ltd.	$ 32,683
4,833	Orkla ASA	46,288
1,585	Saputo, Inc.	43,973
3,611	The a2 Milk Co. Ltd.*	37,339
1,467	The Hershey Co.	216,955
1,414	The J.M. Smucker Co.	165,721
4,988	The Kraft Heinz Co.	164,305
628	Toyo Suisan Kaisha Ltd.	30,889
2,956	Tyson Foods, Inc. Class A	192,731
35,972	WH Group Ltd.(a)	29,305
44,674	Wilmar International Ltd.	139,066
7,214	Yamazaki Baking Co. Ltd.	119,691
		4,008,562

Gas Utilities – 0.0%
2,083	AltaGas Ltd.	29,897
5,526	APA Group	41,883
423	Atmos Energy Corp.	40,562
1,419	Enagas SA	34,667
21,641	Hong Kong & China Gas Co. Ltd.	33,109
1,616	Naturgy Energy Group SA	37,295
1,345	Osaka Gas Co. Ltd.	25,807
17,060	Snam SpA	96,359
535	Toho Gas Co. Ltd.	35,089
1,079	Tokyo Gas Co. Ltd.	24,179
5,044	UGI Corp.	178,961
		577,808

Health Care Equipment & Supplies – 0.4%
3,321	Abbott Laboratories	359,399
945	ABIOMED, Inc.*	259,024
637	Alcon, Inc.*	40,676
710	Align Technology, Inc.*	341,716
1,058	Ambu A/S Class B	35,382
1,170	Asahi Intecc Co. Ltd.	42,865
1,581	Baxter International, Inc.	120,267
562	Becton Dickinson & Co.	131,980
824	BioMerieux	118,549
2,004	Boston Scientific Corp.*	66,433
311	Carl Zeiss Meditec AG	41,353
1,085	Cochlear Ltd.	175,824
904	Coloplast A/S Class B	135,144
1,332	Danaher Corp.	299,207
884	DENTSPLY SIRONA, Inc.	44,987
362	DexCom, Inc.*	115,724
773	DiaSorin SpA	163,104
3,378	Edwards Lifesciences Corp.*	283,380
2,547	Fisher & Paykel Healthcare Corp. Ltd.	64,139
440	GN Store Nord A/S	35,811
1,343	Hologic, Inc.*	92,842
2,216	Hoya Corp.	294,703
1,031	IDEXX Laboratories, Inc.*	475,270
674	Insulet Corp.*	173,696
232	Intuitive Surgical, Inc.*	168,444
2,907	Koninklijke Philips NV*	149,807
560	Masimo Corp.*	142,514
1,250	Medtronic PLC	142,125
1,676	Novocure Ltd.*	210,589
10,304	Olympus Corp.	222,417
1,448	ResMed, Inc.	303,501

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
803	Siemens Healthineers AG(a)	$ 36,913
6,236	Smith & Nephew PLC	120,448
372	Sonova Holding AG*	92,388
641	STERIS PLC	124,232
125	Straumann Holding AG	144,287
679	Stryker Corp.	158,479
775	Sysmex Corp.	81,137
144	Teleflex, Inc.	55,116
1,202	Terumo Corp.	47,696
238	The Cooper Cos., Inc.	79,782
951	Varian Medical Systems, Inc.*	165,455
455	West Pharmaceutical Services, Inc.	125,198
332	Zimmer Biomet Holdings, Inc.	49,508
		6,531,511

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	173,018
478	Amplifon SpA*	19,189
723	Anthem, Inc.	225,229
3,515	Cardinal Health, Inc.	191,884
2,915	Centene Corp.*	179,710
1,735	Cigna Corp.	362,858
5,676	CVS Health Corp.	384,776
2,262	DaVita, Inc.*	248,481
1,392	Fresenius Medical Care AG & Co. KGaA	117,114
2,336	Fresenius SE & Co. KGaA	104,440
1,310	HCA Healthcare, Inc.	196,644
3,162	Henry Schein, Inc.*	203,348
570	Humana, Inc.	228,296
1,455	Laboratory Corp. of America Holdings*	290,767
1,470	McKesson Corp.	264,468
3,205	Medipal Holdings Corp.	60,107
221	Molina Healthcare, Inc.*	45,113
1,559	Quest Diagnostics, Inc.	193,285
1,792	Sonic Healthcare Ltd.	43,319
2,952	UnitedHealth Group, Inc.	992,876
1,164	Universal Health Services, Inc. Class B	151,995
		4,676,917

Health Care Technology – 0.0%
3,888	Cerner Corp.	290,978
1,242	M3, Inc.	114,291
296	Teladoc Health, Inc.*	58,836
969	Veeva Systems, Inc. Class A*	268,287
		732,392

Hotels, Restaurants & Leisure – 0.2%
823	Accor SA*	28,259
5,147	Aramark	180,145
1,836	Aristocrat Leisure Ltd.	43,306
80	Chipotle Mexican Grill, Inc.*	103,154
902	Domino’s Pizza, Inc.	354,098
2,731	Evolution Gaming Group AB(a)	232,373
382	Flutter Entertainment PLC*	70,876
7,042	GVC Holdings PLC*	96,763
919	Hilton Worldwide Holdings, Inc.	95,236
6,142	La Francaise des Jeux SAEM(a)	256,883

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
337	Las Vegas Sands Corp.	$ 18,774
740	Marriott International, Inc. Class A	93,884
1,278	McDonald’s Corp.	277,888
779	McDonald’s Holdings Co. Japan Ltd.	37,785
1,751	MGM Resorts International	49,466
243	Oriental Land Co. Ltd.	41,275
1,203	Starbucks Corp.	117,918
85	Vail Resorts, Inc.	23,446
2,750	Yum! Brands, Inc.	290,950
		2,412,479

Household Durables – 0.1%
2,385	Berkeley Group Holdings PLC	145,780
1,131	Casio Computer Co. Ltd.	20,314
1,106	D.R. Horton, Inc.	82,397
789	Electrolux AB Class B	18,931
635	Garmin Ltd.	74,143
8,590	Husqvarna AB Class B	91,993
1,543	Iida Group Holdings Co. Ltd.	30,921
1,969	Lennar Corp. Class A	149,368
1,402	Mohawk Industries, Inc.*	176,414
5,046	Newell Brands, Inc.	107,278
25	NVR, Inc.*	99,930
2,890	Panasonic Corp.	30,650
568	Persimmon PLC	19,932
1,944	PulteGroup, Inc.	84,817
247	Rinnai Corp.	28,818
1,867	SEB SA	330,724
3,934	Sekisui House Ltd.	70,541
2,749	Sony Corp.	256,167
95	Whirlpool Corp.	18,488
		1,837,606

Household Products – 0.2%
1,266	Church & Dwight Co., Inc.	111,117
5,593	Colgate-Palmolive Co.	478,985
1,664	Essity AB Class B	52,880
1,180	Henkel AG & Co. KGaA (Household Products)	120,678
1,819	Kimberly-Clark Corp.	253,405
2,631	Lion Corp.	62,346
2,511	Pigeon Corp.	112,056
1,594	Reckitt Benckiser Group PLC	139,136
1,607	The Clorox Co.	326,157
5,715	The Procter & Gamble Co.	793,642
1,362	Unicharm Corp.	66,157
		2,516,559

Independent Power and Renewable Electricity Producers – 0.0%
15,841	Meridian Energy Ltd.	71,460
1,643	Northland Power, Inc.	56,310
3,473	The Aes Corp.	70,988
3,652	Uniper SE	123,615
17,160	Vistra Corp.	320,549
		642,922

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.1%
1,063	3M Co.	$ 183,612
21,501	CK Hutchison Holdings Ltd.	155,960
253	DCC PLC	19,049
26,080	General Electric Co.	265,494
670	Honeywell International, Inc.	136,626
2,127	Investment AB Latour	56,052
1,385	Jardine Matheson Holdings Ltd.	73,260
550	Keihan Holdings Co. Ltd.	25,887
226	Roper Technologies, Inc.	96,502
1,427	Siemens AG	190,468
		1,202,910

Insurance – 0.4%
8,122	Admiral Group PLC	305,930
33,140	Aegon NV	122,595
2,561	Aflac, Inc.	112,505
1,306	Ageas SA	63,943
17,596	AIA Group Ltd.	193,105
43	Alleghany Corp.	24,734
1,201	Allianz SE	281,497
1,395	Aon PLC Class A	285,822
3,046	Arch Capital Group Ltd.*	98,066
1,384	Arthur J. Gallagher & Co.	159,727
7,809	Assicurazioni Generali SpA	133,490
525	Assurant, Inc.	67,788
2,337	Athene Holding Ltd. Class A*	103,646
20,657	Aviva PLC	87,457
4,282	AXA SA	100,111
475	Baloise Holding AG	81,848
1,980	Brown & Brown, Inc.	89,159
930	Chubb Ltd.	137,482
290	Cincinnati Financial Corp.	22,142
3,785	CNP Assurances*	60,056
2,060	Dai-ichi Life Holdings, Inc.	32,455
22,196	Direct Line Insurance Group PLC	87,072
653	Erie Indemnity Co. Class A	147,323
237	Everest Re Group Ltd.	53,877
103	Fairfax Financial Holdings Ltd.	35,325
1,837	Fidelity National Financial, Inc.	66,114
4,939	Gjensidige Forsikring ASA	107,541
828	Globe Life, Inc.	77,087
4,402	Great-West Lifeco, Inc.	102,398
548	Hannover Rueck SE	91,581
4,556	iA Financial Corp., Inc.	199,507
7,993	Insurance Australia Group Ltd.	30,162
739	Intact Financial Corp.	82,674
7,225	Japan Post Holdings Co. Ltd.	53,473
23,802	Legal & General Group PLC	78,603
2,384	Lincoln National Corp.	112,572
5,208	Manulife Financial Corp.	88,745
28	Markel Corp.*	27,267
1,679	Marsh & McLennan Cos., Inc.	192,481
12,505	Medibank Pvt. Ltd.	26,164
3,727	MetLife, Inc.	172,076
1,821	MS&AD Insurance Group Holdings, Inc.	52,975
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102,804
2,321	NN Group NV	93,803
6,961	Poste Italiane SpA(a)	71,528

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
8,464	Power Corp. of Canada	$ 190,565
1,436	Principal Financial Group, Inc.	71,498
643	Reinsurance Group of America, Inc.	74,125
252	RenaissanceRe Holdings Ltd.	41,489
5,437	RSA Insurance Group PLC	48,327
970	SCOR SE*	33,003
878	Sompo Holdings, Inc.	33,520
1,730	Sun Life Financial, Inc.	76,822
11,150	Suncorp Group Ltd.	82,698
352	Swiss Life Holding AG	157,069
267	Swiss Re AG	24,395
2,559	The Allstate Corp.	261,914
1,442	The Hartford Financial Services Group, Inc.	63,736
2,562	The Progressive Corp.	223,176
878	The Travelers Cos., Inc.	113,833
1,704	Tokio Marine Holdings, Inc.	84,378
1,146	Tryg A/S	33,247
494	W.R. Berkley Corp.	32,174
592	Willis Towers Watson PLC	123,249
380	Zurich Insurance Group AG	154,108
		6,640,036

Interactive Media & Services – 0.4%
2,697	Adevinta ASA*	44,506
783	Alphabet, Inc. Class A*	1,373,695
872	Alphabet, Inc. Class C*	1,535,365
34,991	Auto Trader Group PLC(a)	260,259
7,411	Facebook, Inc. Class A*	2,052,625
353	InterActiveCorp.*	50,123
6,309	Kakaku.com, Inc.	176,512
716	LINE Corp.*	36,896
2,253	Match Group, Inc.*	313,640
1,319	Pinterest, Inc. Class A*	92,356
1,110	REA Group Ltd.	118,164
849	Scout24 AG(a)	64,694
1,180	SEEK Ltd.	22,402
2,631	Snap, Inc. Class A*	116,869
2,144	Twitter, Inc.*	99,717
9,699	Z Holdings Corp.	61,162
348	Zillow Group, Inc. Class A*	38,402
656	Zillow Group, Inc. Class C*	70,723
		6,528,110

Internet & Direct Marketing Retail – 0.4%
1,389	Amazon.com, Inc.*	4,400,408
166	Booking Holdings, Inc.*	336,723
549	Chewy, Inc. Class A*	42,591
382	Delivery Hero SE*(a)	46,446
5,246	eBay, Inc.	264,556
459	Etsy, Inc.*	73,761
647	Expedia Group, Inc.	80,545
2,394	HelloFresh SE*	141,275
231	Just Eat Takeaway.com NV*(a)	24,584
105	MercadoLibre, Inc.*	163,100
796	Mercari, Inc.*	36,351
3,637	Ocado Group PLC*	106,932
1,039	Prosus NV	112,626
9,073	Rakuten, Inc.	101,402
1,794	Wayfair, Inc. Class A*	456,322
3,533	Zalando SE*(a)	358,872
7,864	ZOZO, Inc.	195,976
		6,942,470

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.5%
2,719	Accenture PLC Class A	$ 677,276
50	Adyen NV*(a)	95,508
669	Afterpay Ltd.*	46,613
897	Akamai Technologies, Inc.*	92,848
3,368	Atos SE*	307,433
810	Automatic Data Processing, Inc.	140,843
115	Bechtle AG	25,062
1,650	Black Knight, Inc.*	151,173
2,358	Booz Allen Hamilton Holding Corp.	204,651
548	Broadridge Financial Solutions, Inc.	80,490
976	Capgemini SE	135,787
2,194	CGI, Inc.*	162,029
4,893	Cognizant Technology Solutions Corp. Class A	382,290
1,121	Edenred	64,060
373	EPAM Systems, Inc.*	120,229
1,753	Fidelity National Information Services, Inc.	260,163
2,392	Fiserv, Inc.*	275,511
563	FleetCor Technologies, Inc.*	149,313
745	Fujitsu Ltd.	103,062
1,166	Gartner, Inc.*	177,232
1,030	Global Payments, Inc.	201,046
323	GMO Payment Gateway, Inc.	45,297
859	GoDaddy, Inc. Class A*	68,325
3,598	International Business Machines Corp.	444,425
1,107	Itochu Techno-Solutions Corp.	39,034
493	Jack Henry & Associates, Inc.	79,304
3,445	Leidos Holdings, Inc.	346,911
2,202	Mastercard, Inc. Class A	740,995
277	MongoDB, Inc.*	79,585
1,547	NEC Corp.	83,348
2,035	Nexi SpA*(a)	38,424
1,492	Nomura Research Institute Ltd.	50,451
2,940	NTT Data Corp.	39,039
376	Obic Co. Ltd.	84,547
496	Okta, Inc.*	121,540
522	Otsuka Corp.	25,313
1,624	Paychex, Inc.	151,276
2,155	PayPal Holdings, Inc.*	461,429
235	Shopify, Inc. Class A*	252,927
509	Snowflake, Inc. Class A*	165,853
846	Square, Inc. Class A*	178,472
8,664	The Western Union Co.	195,460
331	Twilio, Inc. Class A*	105,950
1,007	VeriSign, Inc.*	202,125
3,198	Visa, Inc. Class A	672,699
994	Wix.com Ltd.*	253,897
228	Worldline SA*(a)	21,110
		8,800,355

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	$ 64,798
294	Hasbro, Inc.	27,351
639	Peloton Interactive, Inc. Class A*	74,348
1,326	Sega Sammy Holdings, Inc.	18,592
170	Shimano, Inc.	40,215
		225,304

Life Sciences Tools & Services – 0.1%
270	10X Genomics, Inc. Class A*	41,340
1,112	Agilent Technologies, Inc.	129,993
191	Bio-Rad Laboratories, Inc. Class A*	102,853
510	Eurofins Scientific SE*	41,719
376	Illumina, Inc.*	121,106
512	IQVIA Holdings, Inc.*	86,523
248	Lonza Group AG	156,035
358	Mettler-Toledo International, Inc.*	411,714
865	PerkinElmer, Inc.	115,045
914	PPD, Inc.*	31,990
906	QIAGEN NV*	43,672
488	Sartorius Stedim Biotech	176,380
841	Thermo Fisher Scientific, Inc.	391,048
844	Waters Corp.*	195,816
		2,045,234

Machinery – 0.2%
836	Alstom SA*	45,091
1,301	Atlas Copco AB Class A	65,818
1,042	Atlas Copco AB Class B	46,148
845	Caterpillar, Inc.	146,684
1,232	Cummins, Inc.	284,801
502	Daifuku Co. Ltd.	58,073
627	Deere & Co.	164,036
779	Dover Corp.	95,061
1,450	Epiroc AB Class A	24,102
1,494	Epiroc AB Class B	23,758
231	FANUC Corp.	56,662
640	Fortive Corp.	44,883
987	GEA Group AG	33,741
474	Harmonic Drive Systems, Inc.	37,797
289	IDEX Corp.	55,820
874	Illinois Tool Works, Inc.	184,493
644	Ingersoll Rand, Inc.*	28,510
866	KION Group AG	66,369
741	Knorr-Bremse AG	94,825
769	Komatsu Ltd.	18,754
1,042	Kone Oyj Class B	87,358
1,144	Kubota Corp.	22,595
390	Makita Corp.	20,132
2,964	MISUMI Group, Inc.	92,970
999	Mitsubishi Heavy Industries Ltd.	22,433
597	Miura Co. Ltd.	31,435
468	Nabtesco Corp.	19,205
224	Nordson Corp.	45,653
984	Otis Worldwide Corp.	65,869
959	PACCAR, Inc.	83,491
1,060	Parker-Hannifin Corp.	283,296
597	Pentair PLC	30,937
25	Rational AG	22,217
1,093	Sandvik AB*	24,651
407	Schindler Holding AG (Machinery)	109,893

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
2,492	SKF AB Class B	$ 61,544
110	SMC Corp.	69,966
1,517	Snap-on, Inc.	266,764
439	Spirax-Sarco Engineering PLC	64,667
433	Stanley Black & Decker, Inc.	79,806
9,999	Techtronic Industries Co. Ltd.	127,647
1,571	Volvo AB Class B*	35,782
1,164	Westinghouse Air Brake Technologies Corp.	85,321
397	Xylem, Inc.	38,100
		3,367,158

Marine – 0.0%
129	AP Moller—Maersk A/S Class A	243,563
122	AP Moller—Maersk A/S Class B	248,712
1,108	Kuehne & Nagel International AG	250,810
		743,085

Media – 0.3%
45	Cable One, Inc.	89,130
370	Charter Communications, Inc. Class A*	241,236
13,055	Comcast Corp. Class A	655,883
5,070	CyberAgent, Inc.	346,489
2,749	Dentsu Group, Inc.	88,866
7,658	Discovery, Inc. Class A*	206,077
9,343	Discovery, Inc. Class C*	224,419
6,246	Fox Corp. Class A	180,135
6,058	Fox Corp. Class B*	171,926
2,474	Hakuhodo DY Holdings, Inc.	35,528
744	Liberty Broadband Corp. Class A*	116,637
857	Liberty Broadband Corp. Class C*	134,849
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	183,438
4,541	Liberty Media Corp.-Liberty SiriusXM, Class A*	185,908
11,532	News Corp. Class A	203,540
2,338	Omnicom Group, Inc.	147,294
1,763	Publicis Groupe SA	79,445
1,596	Quebecor, Inc. Class B	39,743
871	Schibsted ASA Class A*	35,555
6,350	Schibsted ASA Class B*	230,942
5,071	SES SA	45,861
1,717	Shaw Communications, Inc. Class B	29,853
11,214	Sirius XM Holdings, Inc.	72,779
6,456	The Interpublic Group of Cos., Inc.	143,840
4,879	ViacomCBS, Inc. Class B	172,131
8,405	WPP PLC	80,988
		4,142,492

Metals & Mining – 0.2%
749	Agnico Eagle Mines Ltd.	49,086
1,452	Anglo American PLC	42,282
11,926	ArcelorMittal SA*	216,857
11,499	B2Gold Corp.	64,105
4,303	Barrick Gold Corp.	98,770
4,534	BHP Group Ltd.	126,436
1,268	BHP Group PLC	28,670

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
14,188	BlueScope Steel Ltd.	$ 177,527
603	Boliden AB	20,855
8,534	Evolution Mining Ltd.	31,139
18,176	Evraz PLC	91,337
6,980	Fortescue Metals Group Ltd.	92,992
637	Franco-Nevada Corp.	84,791
2,312	Freeport-McMoRan, Inc.	54,078
2,624	Fresnillo PLC	36,916
55,883	Glencore PLC*	157,548
8,985	Kinross Gold Corp.	63,996
1,656	Kirkland Lake Gold Ltd.	67,849
1,903	Newcrest Mining Ltd.	37,672
2,181	Newmont Corp.	128,286
16,842	Norsk Hydro ASA	68,197
3,676	Northern Star Resources Ltd.	34,141
2,217	Nucor Corp.	119,053
1,210	Pan American Silver Corp.	35,610
1,072	Rio Tinto Ltd.	79,981
1,803	Rio Tinto PLC	117,698
87,313	South32 Ltd.	153,883
1,052	SSR Mining, Inc.*	19,473
2,614	voestalpine AG	83,734
1,070	Wheaton Precious Metals Corp.	41,302
8,134	Yamana Gold, Inc.	42,464
		2,466,728

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,860	AGNC Investment Corp.	58,981

Multi-Utilities – 0.1%
10,144	AGL Energy Ltd.	100,132
3,601	Algonquin Power & Utilities Corp.	56,426
1,072	Ameren Corp.	83,380
954	Canadian Utilities Ltd. Class A	23,830
890	CMS Energy Corp.	54,771
731	Consolidated Edison, Inc.	55,739
1,913	Dominion Energy, Inc.	150,151
290	DTE Energy Co.	36,485
7,794	E.ON SE	84,335
5,313	Engie SA*	78,211
9,529	National Grid PLC	106,711
1,593	NiSource, Inc.	38,551
1,180	Public Service Enterprise Group, Inc.	68,770
3,727	RWE AG	154,158
354	Sempra Energy	45,128
7,265	Suez SA	138,971
2,984	Veolia Environnement SA	68,450
1,077	WEC Energy Group, Inc.	102,261
		1,446,460

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	100,832
1,310	Dollar General Corp.	286,340
1,786	Dollar Tree, Inc.*	195,103
1,999	Dollarama, Inc.	81,825
2,234	Next PLC	192,979
1,184	Pan Pacific International Holdings Corp.	27,936
7,530	Ryohin Keikaku Co. Ltd.	154,528
3,567	Target Corp.	640,383
8,260	Wesfarmers Ltd.	299,361

		1,979,287

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.1%
1,812	Ampol Ltd.	$ 40,754
7,896	BP PLC	25,637
1,320	Cabot Oil & Gas Corp.	23,126
2,494	Cameco Corp.	24,946
2,403	Canadian Natural Resources Ltd.	54,825
495	Cheniere Energy, Inc.*	28,061
1,581	Chevron Corp.	137,831
1,122	Enbridge, Inc.	35,041
15,230	ENEOS Holdings, Inc.	52,023
594	EOG Resources, Inc.	27,847
3,877	Exxon Mobil Corp.	147,830
884	Idemitsu Kosan Co. Ltd.	18,327
4,802	Kinder Morgan, Inc.	69,053
922	Koninklijke Vopak NV	48,424
1,020	Marathon Petroleum Corp.	39,658
1,026	Neste Oyj	68,558
2,436	OMV AG	81,570
1,908	Parkland Corp.	58,443
9,614	Royal Dutch Shell PLC Class A	161,173
8,927	Royal Dutch Shell PLC Class B	143,372
433	TC Energy Corp.	19,048
1,269	TOTAL SE	53,863
1,670	Valero Energy Corp.	89,796
886	Washington H Soul Pattinson & Co. Ltd.	18,911
1,934	Woodside Petroleum Ltd.	31,546

		1,499,663

Paper & Forest Products – 0.0%
1,106	Mondi PLC	24,201
4,380	Oji Holdings Corp.	19,851
2,653	Svenska Cellulosa AB SCA Class B*	43,057
1,282	UPM-Kymmene Oyj	42,065

		129,174

Personal Products – 0.1%
1,124	Beiersdorf AG	125,858
472	Kao Corp.	35,379
219	Kobayashi Pharmaceutical Co. Ltd.	26,300
902	Kose Corp.	137,588
1,303	L’Oreal SA	479,629
5,298	Pola Orbis Holdings, Inc.	105,694
2,341	Shiseido Co. Ltd.	165,192
1,777	The Estee Lauder Cos., Inc. Class A	435,934
9,647	Unilever PLC (Personal Products)	585,377

		2,096,951

Pharmaceuticals – 0.6%
11,771	Astellas Pharma, Inc.	167,661
2,595	AstraZeneca PLC	271,527
1,418	Bausch Health Cos., Inc.*	26,325

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
4,264	Bayer AG	$ 245,665
8,431	Bristol-Myers Squibb Co.	526,094
710	Canopy Growth Corp.*	20,403
719	Catalent, Inc.*	69,125
2,739	Chugai Pharmaceutical Co. Ltd.	132,478
3,015	Daiichi Sankyo Co. Ltd.	106,747
1,057	Eisai Co. Ltd.	79,659
894	Elanco Animal Health, Inc.*	27,347
3,531	Eli Lilly & Co.	514,290
12,934	GlaxoSmithKline PLC	234,750
1,645	H. Lundbeck A/S	50,280
1,614	Hikma Pharmaceuticals PLC	55,751
1,060	Horizon Therapeutics PLC*	74,656
4,668	Ipsen SA	448,306
1,839	Jazz Pharmaceuticals PLC*	258,766
7,896	Johnson & Johnson	1,142,393
1,196	Kyowa Kirin Co. Ltd.	32,420
7,166	Merck & Co., Inc.	576,075
1,655	Merck KGaA	264,271
4,550	Novartis AG	411,936
5,249	Novo Nordisk A/S Class B	351,803
2,118	Ono Pharmaceutical Co. Ltd.	67,074
3,613	Orion Oyj Class B	169,942
881	Otsuka Holdings Co. Ltd.	35,725
4,918	Perrigo Co. PLC	237,146
11,978	Pfizer, Inc.	458,877
2,657	Recordati Industria Chimica e Farmaceutica SpA	142,111
2,395	Roche Holding AG	786,630
758	Royalty Pharma PLC Class A	32,291
2,942	Sanofi	296,550
517	Shionogi & Co. Ltd.	27,674
7,289	Sumitomo Dainippon Pharma Co. Ltd.	91,919
1,029	Taisho Pharmaceutical Holdings Co. Ltd.	65,336
2,848	Takeda Pharmaceutical Co. Ltd.	101,878
29,039	Teva Pharmaceutical Industries Ltd. ADR*	276,161
1,539	UCB SA	164,693
3,394	Viatris, Inc.*	57,087
1,414	Zoetis, Inc.	226,777

		9,326,599

Professional Services – 0.2%
1,291	Adecco Group AG	78,044
1,137	Bureau Veritas SA*	29,412
90	CoStar Group, Inc.*	81,951
480	Equifax, Inc.	80,112
3,816	Experian PLC	135,200
1,398	IHS Markit Ltd.	139,045
483	Intertek Group PLC	35,392
738	Nihon M&A Center, Inc.	51,567
5,442	Persol Holdings Co. Ltd.	99,276
2,621	Randstad NV*	162,576
5,854	Recruit Holdings Co. Ltd.	245,406
6,032	RELX PLC	139,587
8,095	Robert Half International, Inc.	519,537
130	SGS SA	371,238
154	Teleperformance	51,212
1,175	Thomson Reuters Corp.	93,135
657	TransUnion	59,846
777	Verisk Analytics, Inc.	154,087
1,605	Wolters Kluwer NV	134,591

		2,661,214

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.1%
4,949	Aroundtown SA*	$ 34,252
390	Azrieli Group Ltd.	23,871
9,284	CapitaLand Ltd.	21,493
5,031	CBRE Group, Inc. Class A*	307,595
11,922	CK Asset Holdings Ltd.	65,146
972	Daito Trust Construction Co. Ltd.	95,048
1,604	Deutsche Wohnen SE	80,447
5,998	ESR Cayman, Ltd.*(a)	18,060
285	FirstService Corp.	38,869
7,287	Hang Lung Properties Ltd.	18,017
6,848	Henderson Land Development Co. Ltd.	28,792
378	LEG Immobilien AG	53,763
1,430	Sun Hung Kai Properties Ltd.	19,008
10,882	Swire Pacific Ltd. Class A	62,356
474	Swiss Prime Site AG	42,706
1,665	Vonovia SE	113,852

		1,023,275

Road & Rail – 0.1%
74	AMERCO	30,653
8,352	Aurizon Holdings Ltd.	26,018
1,272	Canadian National Railway Co.	133,204
318	Canadian Pacific Railway Ltd.	102,736
195	Central Japan Railway Co.	24,783
1,306	CSX Corp.	117,605
492	East Japan Railway Co.	30,429
679	Hankyu Hanshin Holdings, Inc.	22,120
374	J.B. Hunt Transport Services, Inc.	50,595
386	Kansas City Southern	71,862
262	Keio Corp.	18,581
433	Kintetsu Group Holdings Co. Ltd.	19,178
3,624	Knight-Swift Transportation Holdings, Inc.	149,635
968	Kyushu Railway Co.	20,355
3,927	MTR Corp. Ltd.	21,259
1,110	Nagoya Railroad Co. Ltd.	30,532
333	Norfolk Southern Corp.	78,928
939	Odakyu Electric Railway Co. Ltd.	28,425
413	Old Dominion Freight Line, Inc.	83,988
673	Tobu Railway Co. Ltd.	20,162
1,830	Tokyu Corp.	22,163
375	Uber Technologies, Inc.*	18,622
1,090	Union Pacific Corp.	222,447

		1,344,280

Semiconductors & Semiconductor Equipment – 0.5%
6,306	Advanced Micro Devices, Inc.*	584,314
1,298	Advantest Corp.	90,253
621	Analog Devices, Inc.	86,369
3,847	Applied Materials, Inc.	317,301
724	ASML Holding NV	314,566
1,059	Broadcom, Inc.	425,273
82	Disco Corp.	26,104
499	Enphase Energy, Inc.*	68,148

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,722	Infineon Technologies AG	$ 60,754
15,820	Intel Corp.	764,897
518	KLA Corp.	130,521
447	Lam Research Corp.	202,339
506	Lasertec Corp.	53,197
2,294	Marvell Technology Group Ltd.	106,189
1,776	Maxim Integrated Products, Inc.	147,479
1,086	Microchip Technology, Inc.	145,948
5,723	Micron Technology, Inc.*	366,787
243	Monolithic Power Systems, Inc.	77,750
1,427	NVIDIA Corp.	764,958
1,715	NXP Semiconductors NV	271,690
7,534	ON Semiconductor Corp.*	216,603
1,898	Qorvo, Inc.*	297,379
3,479	QUALCOMM, Inc.	512,004
7,939	Renesas Electronics Corp.*	70,352
761	Skyworks Solutions, Inc.	107,430
235	SolarEdge Technologies, Inc.*	65,325
1,881	STMicroelectronics NV	74,101
2,813	Teradyne, Inc.	310,386
3,472	Texas Instruments, Inc.	559,860
239	Tokyo Electron Ltd.	81,225
1,026	Xilinx, Inc.	149,334

		7,448,836

Software – 0.9%
1,518	Adobe, Inc.*	726,317
304	ANSYS, Inc.*	102,770
1,330	Autodesk, Inc.*	372,706
539	Avalara, Inc.*	92,573
588	AVEVA Group PLC	26,457
4,191	Cadence Design Systems, Inc.*	487,413
607	Ceridian HCM Holding, Inc.*	58,527
504	Check Point Software Technologies Ltd.*	59,311
2,715	Citrix Systems, Inc.	336,443
910	Cloudflare, Inc. Class A*	68,323
316	Constellation Software, Inc.	391,327
206	Coupa Software, Inc.*	67,755
536	Crowdstrike Holdings, Inc. Class A*	82,158
346	Dassault Systemes SE	63,902
730	Datadog, Inc.*	72,212
628	DocuSign, Inc.*	143,109
8,008	Dropbox, Inc. Class A*	159,920
1,333	Dynatrace, Inc.*	50,681
426	Fair Isaac Corp.*	201,404
1,758	Fortinet, Inc.*	216,638
609	Guidewire Software, Inc.*	74,590
205	HubSpot, Inc.*	80,838
1,556	Intuit, Inc.	547,743
23,044	Microsoft Corp.	4,933,029
1,724	Nemetschek SE	136,140
492	Nice Ltd.*	119,663
13,370	NortonlifeLock, Inc.	243,735
797	Open Text Corp.	35,183
7,205	Oracle Corp. (Software)	427,626
465	Palo Alto Networks, Inc.*	136,673
253	Paycom Software, Inc.*	105,521
710	PTC, Inc.*	76,573
947	RingCentral, Inc. Class A*	281,306
2,430	salesforce.com, Inc.*	597,294

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
2,681	SAP SE	$ 323,640
847	ServiceNow, Inc.*	452,764
887	Slack Technologies, Inc. Class A*	38,035
496	Splunk, Inc.*	101,273
4,599	SS&C Technologies Holdings, Inc.	316,825
1,020	Synopsys, Inc.*	232,050
818	TeamViewer AG*(a)	38,997
170	Temenos AG	21,443
19,516	The Sage Group PLC	156,507
126	The Trade Desk, Inc. Class A*	113,535
342	Tyler Technologies, Inc.*	146,239
1,189	VMware, Inc. Class A*	166,329
502	Workday, Inc. Class A*	112,845
387	Xero Ltd.*	37,624
533	Zendesk, Inc.*	71,156
339	Zoom Video Communications, Inc. Class A*	162,164
435	Zscaler, Inc.*	67,751

		14,135,037

Specialty Retail – 0.3%
359	ABC-Mart, Inc.	18,690
857	Advance Auto Parts, Inc.	126,579
291	AutoZone, Inc.*	331,056
4,909	Best Buy Co., Inc.	534,099
868	Burlington Stores, Inc.*	189,693
548	CarMax, Inc.*	51,227
160	Carvana Co.*	40,034
240	Fast Retailing Co. Ltd.	196,646
11,989	Hennes & Mauritz AB Class B*	255,315
8,855	Industria de Diseno Textil SA	293,936
17,173	JD Sports Fashion PLC	176,221
18,754	Kingfisher PLC*	68,108
3,303	Lowe’s Cos., Inc.	514,674
1,181	Nitori Holdings Co. Ltd.	251,100
618	O’Reilly Automotive, Inc.*	273,428
1,243	Ross Stores, Inc.	133,647
364	Shimamura Co. Ltd.	37,505
3,684	The Home Depot, Inc.	1,021,979
5,240	The TJX Cos., Inc.	332,792
743	Tiffany & Co.	97,690
1,851	Tractor Supply Co.	260,639
855	Ulta Beauty, Inc.*	235,467
888	USS Co. Ltd.	18,518
17,757	Yamada Holdings Co. Ltd.	84,229

		5,543,272

Technology Hardware, Storage & Peripherals – 0.5%
57,032	Apple, Inc.	6,789,660
3,222	Brother Industries Ltd.	61,544
1,951	Canon, Inc.	34,561
2,315	Dell Technologies, Inc. Class C*	159,804
3,575	FUJIFILM Holdings Corp.	192,324
2,305	Hewlett Packard Enterprise Co.	25,447
6,832	HP, Inc.	149,826
1,056	Logitech International SA	94,116
2,773	NetApp, Inc.	147,829
3,283	Seagate Technology PLC	193,073
2,067	Seiko Epson Corp.	30,801
815	Western Digital Corp.	36,577

		7,915,562

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
1,087	adidas AG*	$ 346,909
9,718	Burberry Group PLC	222,685
363	Cie Financiere Richemont SA	30,320
626	EssilorLuxottica SA*	90,493
397	Hermes International	386,264
231	Kering SA	166,775
1,485	Lululemon Athletica, Inc.*	549,777
885	LVMH Moet Hennessy Louis Vuitton SE	508,340
4,924	Moncler SpA*	242,819
5,352	NIKE, Inc. Class B	720,914
2,701	Pandora A/S	270,815
2,198	Puma SE*	217,806
947	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	73,664
2,803	VF Corp.	233,770

		4,061,351

Tobacco – 0.1%
2,225	Altria Group, Inc.	88,622
7,972	British American Tobacco PLC	280,632
8,138	Imperial Brands PLC	146,909
2,193	Japan Tobacco, Inc.	44,391
5,759	Philip Morris International, Inc.	436,244
2,528	Swedish Match AB	204,520

		1,201,318

Trading Companies & Distributors – 0.2%
758	Ashtead Group PLC	31,994
2,195	Brenntag AG	168,089
1,401	Bunzl PLC	43,636
7,757	Fastenal Co.	383,584
2,572	Ferguson PLC	287,907
6,031	HD Supply Holdings, Inc.*	336,409
4,427	ITOCHU Corp.	116,825
24,929	Marubeni Corp.	144,832
2,883	Mitsubishi Corp.	66,981
1,782	Mitsui & Co. Ltd.	30,278
4,984	MonotaRO Co. Ltd.	303,161
3,884	Sumitomo Corp.	47,514
865	Toromont Industries Ltd.	59,172
3,740	Toyota Tsusho Corp.	128,896
775	United Rentals, Inc.*	175,910
805	W.W. Grainger, Inc.	336,732

		2,661,920

Transportation Infrastructure – 0.0%
3,378	Atlantia SpA*	61,872
1,352	Getlink SE*	22,406
7,995	Transurban Group	82,498

		166,776

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.0%
887	American Water Works Co., Inc.	$ 136,048
585	Essential Utilities, Inc.	26,489
2,038	Severn Trent PLC	64,407
3,555	United Utilities Group PLC	42,344

		269,288

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	177,568
635	Rogers Communications, Inc. Class B	29,953
4,105	SoftBank Corp.	50,577
1,854	SoftBank Group Corp.	127,771
1,401	T-Mobile US, Inc.*	186,249
2,727	Tele2 AB Class B	35,232
59,757	Vodafone Group PLC	97,502

		704,852

TOTAL COMMON STOCKS (Cost $134,854,545)		$189,889,487

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Volkswagen AG
EUR 211	3.240%	$ 35,418

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.050	178,817

Health Care Equipment & Supplies – 0.0%
Sartorius AG
310	0.100	141,347

TOTAL PREFERRED STOCKS (Cost $252,183)		$ 355,582

Shares	Description	Expiration Date	Value

Rights* – 0.0%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Ascendas Real Estate Investment Trust
849		12/01/20	$ 1
AVEVA Group PLC
457		12/09/20	6,828

			6,829

Machinery – 0.0%
KION Group AG
866		12/03/20	308

TOTAL RIGHTS (Cost $6,501)			$ 7,137

Warrant* – 0.0%
Textiles, Apparel & Luxury Goods – 0.0%
Cie Financiere Richemont SA
726		11/29/23	$144
(Cost $0)

Shares	Description	Value

Exchange Traded Funds – 76.9%
574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$ 20,582,621
4,814,100	Goldman Sachs MarketBeta International Equity ETF(b)	241,234,551
5,162,182	Goldman Sachs MarketBeta U.S. Equity ETF(b)	260,339,162
3,390,227	iShares Core MSCI Emerging Markets ETF	198,735,107
2,389,853	iShares MSCI EAFE ETF	167,648,188
1,064,903	iShares MSCI EAFE Small-Cap ETF	68,494,561
915,678	Vanguard S&P 500 ETF	304,591,130

TOTAL EXCHANGE TRADED FUNDS (Cost $1,018,479,260)		$ 1,261,625,320

Shares	Dividend Rate	Value

Investment Company(b) – 7.2%
Goldman Sachs Financial Square Government Fund—Institutional Shares
118,594,166	0.016%	$ 118,594,166
(Cost $118,594,166)

TOTAL INVESTMENTS — 95.7% (Cost $1,272,186,655)		$1,570,471,836

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.3%		70,644,940

NET ASSETS — 100.0%		$1,641,116,776

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	23,500,000	USD	17,877,984	12/16/20	$219,220
ILS		40,000	USD	11,721	12/16/20	372
USD		1,383,229	NOK	12,200,000	12/16/20	11,674

TOTAL						$231,266

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	19,852,071	AUD	27,240,000	12/16/20	$(147,265)
USD		30,567,489	CHF	27,830,000	12/16/20	(77,918)
USD		7,479,874	DKK	47,000,000	12/16/20	(55,651)
USD		94,442,319	EUR	79,710,000	12/16/20	(691,725)
USD		39,746,895	GBP	30,000,000	12/16/20	(258,331)
USD		8,863,615	HKD	68,730,000	12/16/20	(3,852)
USD		867,542	ILS	2,920,000	12/16/20	(15,255)
USD		76,063,401	JPY	8,055,000,000	12/16/20	(1,120,149)
USD		337,137	NOK	3,100,000	12/16/20	(11,373)
USD		908,757	NZD	1,350,000	12/16/20	(37,897)
USD		9,982,098	SEK	87,225,000	12/16/20	(191,717)
USD		3,029,166	SGD	4,130,000	12/16/20	(50,285)

TOTAL						$(2,661,418)

FUTURES CONTRACTS – At November 30, 2020, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1,108	12/18/20	$100,833,540	$16,597,963
S&P Toronto Stock Exchange 60 Index	304	12/17/20	47,846,000	2,812,430
S&P 500 E-Mini Index	459	12/18/20	83,152,440	4,872,407

TOTAL FUTURES CONTRACTS				$24,282,800

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	1,219	$3,047,500	$4,693,150	$1,362,691	$3,330,459
Eurodollar Futures	98.25	06/14/2021	1,066	2,665,000	4,117,425	1,202,273	2,915,152
Eurodollar Futures	98.25	09/13/2021	1,041	2,602,500	4,007,850	1,225,865	2,781,985

TOTAL			3,326	$8,315,000	$12,818,425	$3,790,829	$9,027,596

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$3,125.00	12/18/2020	(18)	$(180)	$(83,094)	$(10,747)	$(72,347)
Euro Stoxx 50 Index	3,325.00	12/18/2020	(34)	(340)	(80,668)	(20,026)	(60,642)
Euro Stoxx 50 Index	3,350.00	12/18/2020	(29)	(290)	(61,160)	(19,801)	(41,359)
Euro Stoxx 50 Index	3,375.00	12/18/2020	(11)	(110)	(20,377)	(6,557)	(13,820)
Euro Stoxx 50 Index	3,425.00	12/18/2020	(17)	(170)	(23,320)	(8,949)	(14,371)
Euro Stoxx 50 Index	3,550.00	12/18/2020	(3)	(30)	(1,331)	(1,168)	(163)
Euro Stoxx 50 Index	3,150.00	01/15/2021	(11)	(110)	(49,035)	(7,686)	(41,349)
Euro Stoxx 50 Index	3,350.00	01/15/2021	(20)	(200)	(47,666)	(12,516)	(35,150)
Euro Stoxx 50 Index	3,575.00	01/15/2021	(22)	(220)	(14,092)	(11,629)	(2,463)
Euro Stoxx 50 Index	3,600.00	01/15/2021	(22)	(220)	(11,416)	(9,054)	(2,362)
Euro Stoxx 50 Index	3,625.00	01/15/2021	(17)	(170)	(7,077)	(7,469)	392
Euro Stoxx 50 Index	3,625.00	02/19/2021	(3)	(30)	(2,108)	(1,696)	(412)
Euro Stoxx 50 Index	3,675.00	02/19/2021	(8)	(80)	(3,989)	(4,108)	119
FTSE 100 Index	5,800.00	12/18/2020	(4)	(40)	(27,516)	(5,387)	(22,129)
FTSE 100 Index	6,000.00	12/18/2020	(5)	(50)	(22,197)	(7,781)	(14,416)
FTSE 100 Index	6,050.00	12/18/2020	(5)	(50)	(19,331)	(7,793)	(11,538)
FTSE 100 Index	6,075.00	12/18/2020	(2)	(20)	(7,172)	(2,109)	(5,063)
FTSE 100 Index	6,100.00	12/18/2020	(1)	(10)	(3,313)	(1,644)	(1,669)
FTSE 100 Index	6,150.00	12/18/2020	(2)	(20)	(5,573)	(2,884)	(2,689)
FTSE 100 Index	6,200.00	12/18/2020	(4)	(40)	(9,199)	(5,570)	(3,629)
FTSE 100 Index	6,525.00	12/18/2020	(1)	(10)	(340)	(686)	346
FTSE 100 Index	5,850.00	01/15/2021	(2)	(20)	(13,438)	(3,115)	(10,323)
FTSE 100 Index	6,025.00	01/15/2021	(1)	(10)	(4,760)	(1,905)	(2,855)
FTSE 100 Index	6,125.00	01/15/2021	(3)	(30)	(11,198)	(3,978)	(7,220)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS – (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

FTSE 100 Index	$6,550.00	01/15/2021	(4)	$(40)	$(2,986)	$(3,874)	$888
FTSE 100 Index	6,575.00	01/15/2021	(8)	(80)	(5,226)	(6,878)	1,652
FTSE 100 Index	6,625.00	02/19/2021	(2)	(20)	(1,906)	(2,185)	279
Nikkei 225 Index	24,375.00	12/11/2020	(1)	(1,000)	(20,307)	(1,670)	(18,637)
Nikkei 225 Index	24,625.00	12/11/2020	(10)	(10,000)	(180,077)	(20,975)	(159,102)
Nikkei 225 Index	24,750.00	12/11/2020	(3)	(3,000)	(50,574)	(7,053)	(43,521)
Nikkei 225 Index	24,500.00	01/08/2021	(3)	(3,000)	(61,207)	(7,442)	(53,765)
Nikkei 225 Index	24,750.00	01/08/2021	(3)	(3,000)	(54,886)	(14,520)	(40,366)
Nikkei 225 Index	24,875.00	01/08/2021	(2)	(2,000)	(34,482)	(4,517)	(29,965)
Nikkei 225 Index	26,500.00	01/08/2021	(3)	(3,000)	(18,247)	(7,593)	(10,654)
Nikkei 225 Index	26,875.00	01/08/2021	(2)	(2,000)	(8,812)	(3,727)	(5,085)
Nikkei 225 Index	27,250.00	02/12/2021	(1)	(1,000)	(5,364)	(2,582)	(2,782)
S&P 500 Index	3,500.00	12/02/2020	(17)	(1,700)	(222,785)	(105,014)	(117,771)
S&P 500 Index	3,660.00	12/09/2020	(16)	(1,600)	(34,080)	(53,060)	18,980
S&P 500 Index	3,710.00	12/16/2020	(16)	(1,600)	(26,720)	(44,550)	17,830
S&P 500 Index	3,725.00	12/23/2020	(16)	(1,600)	(32,160)	(42,053)	9,893
S&P 500 Index	3,555.00	12/31/2020	(5)	(500)	(60,175)	(34,285)	(25,890)
S&P 500 Index	3,590.00	12/31/2020	(4)	(400)	(38,280)	(13,324)	(24,956)
S&P 500 Index	3,600.00	12/31/2020	(1)	(100)	(8,890)	(6,630)	(2,260)
S&P 500 Index	3,645.00	12/31/2020	(3)	(300)	(18,330)	(14,411)	(3,919)
S&P 500 Index	3,695.00	12/31/2020	(3)	(300)	(11,100)	(12,021)	921
S&P 500 Index	3,715.00	12/31/2020	(2)	(200)	(5,900)	(9,530)	3,630
S&P 500 Index	3,735.00	12/31/2020	(12)	(1,200)	(27,780)	(24,748)	(3,032)
S&P 500 Index	3,740.00	12/31/2020	(15)	(1,500)	(32,700)	(31,520)	(1,180)
S&P 500 Index	3,745.00	12/31/2020	(12)	(1,200)	(24,600)	(22,057)	(2,543)
S&P 500 Index	3,750.00	12/31/2020	(14)	(1,400)	(26,810)	(24,983)	(1,827)
S&P 500 Index	3,755.00	12/31/2020	(12)	(1,200)	(21,600)	(19,491)	(2,109)
S&P 500 Index	3,745.00	01/29/2021	(2)	(200)	(10,140)	(10,000)	(140)
S&P 500 Index	3,790.00	01/29/2021	(3)	(300)	(10,695)	(12,940)	2,245
S&P 500 Index	3,800.00	01/29/2021	(4)	(400)	(13,140)	(14,917)	1,777

			(444)	$(46,290)	$(1,599,329)	$(742,808)	$(856,521)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS – (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Euro Stoxx 50 Index	$2,750.00	12/18/2020	(18)	$(180)	$(387)	$(13,798)	$13,411
Euro Stoxx 50 Index	2,950.00	12/18/2020	(4)	(40)	(172)	(4,725)	4,553
Euro Stoxx 50 Index	3,000.00	12/18/2020	(33)	(330)	(1,693)	(28,164)	26,471
Euro Stoxx 50 Index	3,025.00	12/18/2020	(25)	(250)	(1,401)	(17,027)	15,626
Euro Stoxx 50 Index	3,075.00	12/18/2020	(29)	(290)	(1,937)	(21,056)	19,119
Euro Stoxx 50 Index	3,325.00	12/18/2020	(3)	(30)	(672)	(1,584)	912
Euro Stoxx 50 Index	2,725.00	01/15/2021	(11)	(110)	(722)	(10,570)	9,848
Euro Stoxx 50 Index	2,975.00	01/15/2021	(5)	(50)	(710)	(4,556)	3,846
Euro Stoxx 50 Index	3,025.00	01/15/2021	(15)	(150)	(2,522)	(11,934)	9,412
Euro Stoxx 50 Index	3,275.00	01/15/2021	(22)	(220)	(9,369)	(15,511)	6,142
Euro Stoxx 50 Index	3,325.00	01/15/2021	(22)	(220)	(11,468)	(15,060)	3,592
Euro Stoxx 50 Index	3,400.00	01/15/2021	(17)	(170)	(12,066)	(9,811)	(2,255)
Euro Stoxx 50 Index	3,300.00	02/19/2021	(3)	(30)	(2,362)	(2,835)	473
Euro Stoxx 50 Index	3,375.00	02/19/2021	(8)	(80)	(7,958)	(6,809)	(1,149)
FTSE 100 Index	5,175.00	12/18/2020	(4)	(40)	(373)	(5,467)	5,094
FTSE 100 Index	5,375.00	12/18/2020	(1)	(10)	(133)	(1,855)	1,722
FTSE 100 Index	5,425.00	12/18/2020	(5)	(50)	(700)	(5,688)	4,988
FTSE 100 Index	5,475.00	12/18/2020	(7)	(70)	(1,073)	(9,095)	8,022
FTSE 100 Index	5,625.00	12/18/2020	(6)	(60)	(1,240)	(7,259)	6,019
FTSE 100 Index	6,125.00	12/18/2020	(1)	(10)	(813)	(1,036)	223
FTSE 100 Index	5,125.00	01/15/2021	(2)	(20)	(400)	(3,449)	3,049
FTSE 100 Index	5,375.00	01/15/2021	(1)	(10)	(313)	(1,422)	1,109
FTSE 100 Index	5,575.00	01/15/2021	(3)	(30)	(1,380)	(4,132)	2,752
FTSE 100 Index	6,050.00	01/15/2021	(4)	(40)	(4,959)	(5,577)	618
FTSE 100 Index	6,100.00	01/15/2021	(4)	(40)	(5,573)	(5,390)	(183)
FTSE 100 Index	6,150.00	01/15/2021	(4)	(40)	(6,265)	(4,666)	(1,599)
FTSE 100 Index	6,025.00	02/19/2021	(1)	(10)	(1,820)	(1,780)	(40)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS – (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

FTSE 100 Index	$6,075.00	02/19/2021	(2)	$(20)	$(4,000)	$(3,179)	$(821)
Nikkei 225 Index	22,250.00	12/11/2020	(1)	(1,000)	(95)	(6,731)	6,636
Nikkei 225 Index	22,375.00	12/11/2020	(3)	(3,000)	(288)	(17,939)	17,651
Nikkei 225 Index	22,625.00	12/11/2020	(4)	(4,000)	(459)	(16,545)	16,086
Nikkei 225 Index	22,875.00	12/11/2020	(5)	(5,000)	(623)	(19,984)	19,361
Nikkei 225 Index	22,500.00	01/08/2021	(3)	(3,000)	(1,667)	(19,608)	17,941
Nikkei 225 Index	22,750.00	01/08/2021	(6)	(6,000)	(3,678)	(19,856)	16,178
Nikkei 225 Index	24,625.00	01/08/2021	(3)	(3,000)	(5,460)	(12,758)	7,298
Nikkei 225 Index	25,000.00	01/08/2021	(2)	(2,000)	(4,502)	(8,035)	3,533
Nikkei 225 Index	24,750.00	02/12/2021	(1)	(1,000)	(3,736)	(5,406)	1,670
S&P 500 Index	3,230.00	12/02/2020	(17)	(1,700)	(255)	(55,299)	55,044
S&P 500 Index	3,450.00	12/09/2020	(16)	(1,600)	(7,840)	(61,218)	53,378
S&P 500 Index	3,525.00	12/16/2020	(16)	(1,600)	(37,040)	(69,813)	32,773
S&P 500 Index	3,550.00	12/23/2020	(16)	(1,600)	(61,040)	(76,836)	15,796
S&P 500 Index	3,175.00	12/31/2020	(1)	(100)	(730)	(10,060)	9,330
S&P 500 Index	3,195.00	12/31/2020	(5)	(500)	(4,000)	(29,386)	25,386
S&P 500 Index	3,215.00	12/31/2020	(4)	(400)	(3,520)	(61,772)	58,252
S&P 500 Index	3,275.00	12/31/2020	(3)	(300)	(3,495)	(31,261)	27,766
S&P 500 Index	3,355.00	12/31/2020	(2)	(200)	(3,450)	(19,130)	15,680
S&P 500 Index	3,425.00	12/31/2020	(3)	(300)	(7,320)	(18,926)	11,606
S&P 500 Index	3,505.00	12/31/2020	(2)	(200)	(7,310)	(11,199)	3,889
S&P 500 Index	3,540.00	12/31/2020	(12)	(1,200)	(52,560)	(67,533)	14,973
S&P 500 Index	3,545.00	12/31/2020	(14)	(1,400)	(63,071)	(80,935)	17,864
S&P 500 Index	3,550.00	12/31/2020	(12)	(1,200)	(55,440)	(70,385)	14,945
S&P 500 Index	3,555.00	12/31/2020	(12)	(1,200)	(56,880)	(71,963)	15,083
S&P 500 Index	3,560.00	12/31/2020	(12)	(1,200)	(58,440)	(74,760)	16,320
S&P 500 Index	3,395.00	01/29/2021	(2)	(200)	(10,010)	(17,480)	7,470
S&P 500 Index	3,470.00	01/29/2021	(3)	(300)	(19,215)	(24,431)	5,216
S&P 500 Index	3,505.00	01/29/2021	(4)	(400)	(28,780)	(32,317)	3,537

			(444)	$(46,200)	$(583,385)	$(1,235,001)	$651,616

TOTAL			(888)	$(92,490)	$(2,182,714)	$(1,977,809)	$(204,905)

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 79.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,342,420,970	0.016%	$1,342,420,970
(Cost $1,342,420,970)

TOTAL INVESTMENTS – 79.9% (Cost $1,342,420,970)		$1,342,420,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.1%		337,516,821

NET ASSETS – 100.0%		$1,679,937,791

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Currency		Currency	Settlement	Unrealized
Counterparty		Purchased		Sold	Date	Gain

MS & Co. Int. PLC	AUD	51,800,000	USD	37,891,337	12/23/20	$143,330
	CAD	48,500,000	USD	37,120,690	12/23/20	231,926
	USD	37,355,565	CAD	48,500,000	12/23/20	2,950
	USD	50,992,453	CHF	46,160,000	12/23/20	143,956
	USD	45,762,982	JPY	4,750,490,000	12/23/20	233,158

TOTAL						$755,320

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Currency		Currency	Settlement	Unrealized
Counterparty		Purchased		Sold	Date	Loss

MS & Co. Int. PLC	AUD	22,860,000	USD	16,818,296	12/23/20	(33,113)
	EUR	36,070,000	USD	43,114,471	12/23/20	(51,899)
	JPY	7,621,920,000	USD	73,079,626	12/23/20	(29,335)
	NZD	22,780,000	USD	15,999,624	12/23/20	(25,431)
	USD	45,669,772	CHF	41,590,000	12/23/20	(144,547)
	USD	15,389,796	EUR	12,970,000	12/23/20	(94,583)
	USD	47,791,450	NZD	68,770,000	12/23/20	(432,663)

TOTAL						$(811,571)

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
S&P 500 E-Mini Index	5,533	12/18/20	$1,002,358,280	$59,522,886
Ultra Long U.S. Treasury Bonds	1,479	03/22/21	319,510,219	1,816,387

Total				$61,339,273

Short position contracts:
20 Year U.S. Treasury Bonds	(222)	03/22/21	(38,829,188)	(194,826)

TOTAL FUTURES CONTRACTS				$61,144,447

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2020, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

						Premiums Paid	Unrealized
	Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Portfolio	(Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$170.00	12/24/2020	(578)	$(578,000)	$(72,250)	$(658,177)	$585,927
U.S. Treasury Bonds	170.00	01/22/2021	(610)	(610,000)	(381,249)	(361,022)	(20,227)
U.S. Treasury Bonds	171.00	12/24/2020	(591)	(591,000)	(156,985)	(202,028)	45,043

TOTAL			(1,779)	$(1,779,000)	$(610,484)	$(1,221,227)	$610,743

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS
						Premiums Paid	Unrealized
	Exercise	Expiration Number of		Notional	Market	(Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Portfolio	(Depreciation)

Purchased option contracts
Puts
S&P 500 Index	3,260.00	12/02/2020	679	$67,900	$8,487	$51,604	$(43,117)
S&P 500 Index	2,200.00	12/04/2020	630	63,000	1,575	221,850	(220,275)
S&P 500 Index	2,350.00	12/04/2020	861	86,100	2,152	157,094	(154,942)
S&P 500 Index	2,350.00	12/11/2020	1,493	149,300	22,395	180,369	(157,974)
S&P 500 Index	2,500.00	12/11/2020	411	41,100	9,247	59,958	(50,711)
S&P 500 Index	2,320.00	12/18/2020	399	39,900	13,965	32,219	(18,254)
S&P 500 Index	2,340.00	12/18/2020	406	40,600	15,225	37,849	(22,624)
S&P 500 Index	2,350.00	12/18/2020	393	39,300	14,738	33,004	(18,266)
S&P 500 Index	2,380.00	12/18/2020	403	40,300	16,120	39,471	(23,351)
S&P 500 Index	2,415.00	12/18/2020	410	41,000	18,451	53,608	(35,157)
S&P 500 Index	2,350.00	12/24/2020	660	66,000	36,300	70,016	(33,716)
S&P 500 Index	2,400.00	12/24/2020	726	72,600	45,375	64,656	(19,281)
S&P 500 Index	2,350.00	12/31/2020	427	42,700	29,890	32,345	(2,455)
S&P 500 Index	2,375.00	12/31/2020	389	38,900	29,175	37,247	(8,072)

Total purchased option contracts			8,287	$828,700	$263,095	$1,071,290	$(808,195)

Written option contracts
Puts
S&P 500 Index	3,305.00	12/02/2020	(1,646)	$(164,600)	$(32,920)	$(146,494)	$113,574
S&P 500 Index	3,335.00	12/04/2020	(1,614)	(161,400)	(84,735)	(198,522)	113,787
S&P 500 Index	3,355.00	12/04/2020	(1,708)	(170,800)	(102,480)	(134,932)	32,452
S&P 500 Index	3,360.00	12/02/2020	(1,632)	(163,200)	(36,720)	(145,917)	109,197

Total written option contracts			(6,600)	$(660,000)	$(256,855)	$(625,865)	$369,010

TOTAL			1,687	$168,700	$6,240	$445,425	$(439,185)

Abbreviations:
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 0.7%
Banks – 0.7%
Morgan Stanley Bank NA
(FEDL01 + 0.550%)
$11,237,000	0.630%	02/19/21	$ 11,247,378
(SOFR + 0.300%)
10,000,000	0.380	08/25/21	10,003,637

TOTAL CORPORATE OBLIGATIONS (Cost $21,251,159)			$ 21,251,015

Shares	Description	Value

Exchange Traded Funds – 4.9%
2,055,666	Alerian MLP ETF(b)	51,371,093
2,871,435	Energy Select Sector SPDR Fund	105,553,951

TOTAL EXCHANGE TRADED FUNDS (Cost $148,775,143)		$ 156,925,044

Shares	Dividend Rate	Value

Investment Companies(c) – 37.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,061,603,434	0.016%	$1,061,603,434
Goldman Sachs MLP & Energy Fund-Class R6
10,786,122	29.417	77,444,355
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
3,084,179	23.794	55,083,434

TOTAL INVESTMENT COMPANIES (Cost $1,181,034,793)		$1,194,131,223

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,351,061,095)		$1,372,307,282

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 53.0%
Certificates of Deposit – 15.7%
Bank Amer Secs, Inc.(d)
$12,000,000	0.130%		12/14/20	$ 12,000,140
4,795,000	0.230		05/04/21	4,795,144
Bank of Montreal
9,600,000	0.170		01/04/21	9,600,158
(3M USD LIBOR + 0.040%)
5,000,000	0.274	(a)	10/01/21	4,998,743
(3M USD LIBOR + 0.100%)
5,000,000	0.320	(a)	11/17/21	5,000,000
(FEDL01 + 0.210%)
15,000,000	0.290	(a)	02/08/21	15,002,749
Bank of Nova Scotia(a) (3M USD LIBOR + 0.030%)
18,500,000	0.251		08/13/21	18,499,999

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Barclays Bank PLC(a) (3M USD LIBOR + 0.450%)
$15,000,000	0.666%		08/03/21	$ 15,010,094
Bayerische Landesbank
10,000,000	0.001		05/05/21	10,000,864
(3M USD LIBOR + 0.200%)
12,554,000	0.416	(a)	01/22/21	12,551,330
Canadian Imperial Bank of Commerce(a)
(3M USD LIBOR + 0.050%)
5,000,000	0.303	(d)	08/06/21	5,000,344
(3M USD LIBOR + 0.160%)
20,000,000	0.392		08/06/21	20,016,511
Cooperatieve Centrale
15,000,000	0.190		02/24/21	15,001,181
Credit Agricole Corporate & Investment Bank(a) (3M USD LIBOR + 0.210%)
15,000,000	0.423		08/09/21	15,014,503
Credit Industriel et Commercial(a)
(3M USD LIBOR + 0.040%)
4,000,000	0.246		02/10/21	4,000,544
(3M USD LIBOR + 0.180%)
4,500,000	0.413		06/18/21	4,504,203
Credit Suisse New York
800,000	0.340		11/01/21	800,133
8,000,000	0.340		11/19/21	8,000,546
18,250,000	0.460		08/10/21	18,274,389
DG Bank NY
3,000,000	0.210		02/25/21	2,999,956
DNB Bank ASA(a)(d) (1M USD LIBOR + 0.100%)
17,000,000	0.250		02/24/21	17,007,044
Landesbank Baden-Wuerttemberg
6,600,000	0.170		12/01/20	6,600,001
Lloyds Bank Corporate Markets PLC(a) (3M USD LIBOR + 0.130%)
16,062,000	0.348		01/19/21	16,064,569
Lloyds Bank PLC(a)(SOFR + 0.140%)
8,000,000	0.240		03/08/21	7,998,696
Mitsubishi Trust & Banking Corp.
7,000,000	0.440		01/26/21	7,003,021
Mizuho Bank Ltd.
3,750,000	0.250		03/30/21	3,749,999
(1M USD LIBOR + 0.160%)
21,250,000	0.300	(a)	03/11/21	21,253,927
(1M USD LIBOR + 0.220%)
4,850,000	0.348	(a)	02/10/21	4,851,308
National Australia Bank Ltd.(a)(d) (1M USD LIBOR + 0.100%)
4,650,000	0.267		04/23/21	4,650,746
National Bank of Kuwait SAKP
7,000,000	0.430		03/05/21	7,002,209

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank ABP(a)
(3M USD LIBOR + 0.100%)
$7,850,000	0.342%		06/09/21	$ 7,854,482
(3M USD LIBOR + 0.110%)
23,000,000	0.358		12/07/20	23,000,504
Norinchukin Bank NY
10,000,000	0.240		03/02/21	10,000,000
13,600,000	0.250		02/26/21	13,600,493
2,000,000	0.300		05/20/21	1,999,952
(SOFR + 0.140%)
17,000,000	0.220	(a)	01/20/21	17,000,480
Royal Bank of Canada(a)
(3M USD LIBOR + 0.090%)
10,000,000	0.311		12/10/21	9,999,998
(3M USD LIBOR + 0.120%)
9,900,000	0.353		06/18/21	9,904,846
Standard Chartered Bank(a) (1M USD LIBOR + 0.190%)
13,600,000	0.317		02/08/21	13,604,698
Sumitomo Mitsui Banking Corp.
7,000,000	0.270		05/04/21	7,000,510
(3M USD LIBOR + 0.355%)
5,000,000	0.589	(a)	04/06/21	5,005,464
Sumitomo Mitsui Trust Bank Ltd.
16,000,000	0.260		05/10/21	16,000,212
Svenska Handelsbanken(a) (3M USD LIBOR + 0.120%)
14,300,000	0.353		06/18/21	14,309,334
Svenska Handelsbanken AB
11,000,000	1.150		03/03/21	11,028,053
Toronto Dominion Bank(a)(d) (3M USD LIBOR + 0.120%)
10,250,000	0.428		06/17/21	10,256,656
UBS AG London(a)(d)
(3M USD LIBOR + 0.120%)
15,000,000	0.350		10/15/21	14,999,999
(3M USD LIBOR + 0.170%)
15,000,000	0.445		07/14/21	15,011,135
Westpac Banking Corp.(a) (3M USD LIBOR + 0.050%)
3,000,000	0.266		08/03/21	3,000,000

				500,829,867

Commercial Paper(e) – 37.3%
ABN AMRO Funding USA LLC(d)
3,700,000	0.000		01/11/21	3,699,042
5,000,000	0.000		01/29/21	4,998,000
12,097,000	0.000		05/21/21	12,073,014
5,000,000	0.000		05/24/21	4,989,865

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Agricultural Bank China(d)
$5,000,000	0.000%		12/14/20	$ 4,999,650
8,606,000	0.000		02/23/21	8,599,152
Albion Capital Corp.
10,000,000	0.000	(d)	01/27/21	9,996,955
10,000,000	0.000		02/22/21	9,995,380
Antalis SA(d)
16,061,000	0.000		01/04/21	16,058,299
ASB Finance Ltd.
14,050,000	0.000		12/02/20	14,049,913
Atlantic Asset Securitization LLC
18,000,000	0.000		01/26/21	17,996,922
Banco Del Estado De Chile(d)
5,755,000	0.000		12/22/20	5,754,465
Bank of China Ltd.
6,088,000	0.000		03/03/21	6,082,716
8,000,000	0.000		05/12/21	7,978,882
6,922,000	0.000		05/24/21	6,901,979
Banque Et Caisse Epargen
12,500,000	0.000		04/05/21	12,492,475
Barton Capital SA(d)
5,000,000	0.000		01/11/21	4,998,962
14,500,000	0.000		02/18/21	14,493,652
Basf Aktiengesellsch(d)
9,250,000	0.000		12/22/20	9,249,350
BNG Bank N.V.(d)
20,000,000	0.000		03/03/21	19,990,648
BNP Paribas SA(d)
15,000,000	0.000		07/08/21	14,979,925
BNZ International Funding Ltd.(d)
9,700,000	0.000		12/09/20	9,699,806
2,250,000	0.000		01/06/21	2,249,711
10,000,000	0.000		01/15/21	9,998,326
BPCE SA(d)
7,574,000	0.000		01/15/21	7,572,674
Cafco LLC(d)
10,000,000	0.000		01/04/21	9,998,610
22,300,000	0.000		04/20/21	22,282,794

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Can Ast & Can Ltd.. Jt(d)
$15,000,000	0.000%	01/14/21	$ 14,996,625
Chariot Funding LLC(d)
12,013,000	0.000	01/19/21	12,009,947
Chevron Corp.(d)
16,250,000	0.000	05/11/21	16,238,007
China Construction Banking Corp.(d)
10,000,000	0.000	02/02/21	9,995,573
Collateralized Commercial Paper FLEX Co. LLC(d)
10,000,000	0.000	02/16/21	9,996,577
Collateralized Commercial Paper V Co. LLC
10,000,000	0.000	02/08/21	9,997,083
6,000,000	0.000	04/21/21	5,994,628
Columbia Funding Co.(d)
4,000,000	0.000	01/13/21	3,999,125
Credit Industriel ET Commercial(d)
6,200,000	0.000	07/01/21	6,179,274
Dexia Credit Local SA(d)
18,000,000	0.000	01/22/21	17,995,893
9,700,000	0.000	06/08/21	9,690,273
Duke Energy Corp.(d)
5,050,000	0.000	01/04/21	5,049,003
Electricite De France SA(d)
9,750,000	0.000	12/28/20	9,748,589
European Investment Bank
17,000,000	0.000	12/16/20	16,999,313
8,000,000	0.000	04/09/21	7,995,176
Fairway Finance Corp.(d)
15,000,000	0.000	02/23/21	14,992,650
First Abu Dhabi Bank PJSC(d)
10,000,000	0.000	03/10/21	9,994,917
FMS Wertmanagement
5,000,000	0.000	12/03/20	4,999,967
Gotham Funding Corp.(d)
20,000,000	0.000	02/02/21	19,992,782
Henkel Corp.(d)
7,000,000	0.000	04/27/21	6,994,273
10,750,000	0.000	07/02/21	10,735,175

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Honeywell International, Inc.(d)
$14,000,000	0.000%		05/20/21	$ 13,987,564
3,000,000	0.000		06/08/21	2,996,944
3,150,000	0.000		10/18/21	3,143,069
HSBC Bank PLC(d)
6,045,000	0.000		08/03/21	6,033,516
Indu & Coml Bnk China Ny(d)
6,801,000	0.000		02/04/21	6,798,082
Intercontinental Exchange, Inc.(d)
6,450,000	0.000		12/16/20	6,449,078
Ionic Capital II Trust
10,000,000	0.000		01/22/21	9,996,305
8,843,000	0.000		02/12/21	8,838,110
8,000,000	0.000		03/05/21	7,994,047
J.P. Morgan Securities
10,000,000	0.000		12/09/20	9,999,750
36,590,000	0.000		03/01/21	36,576,126
Landesbank Baden-Wuerttemberg
7,000,000	0.000		01/04/21	6,998,687
12,180,000	0.000		01/11/21	12,177,186
Landesbank Hessen-Thuringen
5,000,000	0.000		12/01/20	4,999,986
5,000,000	0.000	(d)	01/06/21	4,999,270
6,000,000	0.000	(d)	02/04/21	5,998,218
6,000,000	0.000	(d)	02/19/21	5,997,408
Liberty Funding LLC(d)
7,350,000	0.000		03/01/21	7,345,531
Lma Sa Lma Americas(d)
17,000,000	0.000		02/08/21	16,993,389
LVMH Moet Hennessy Louis Vuitton, Inc.(d)
10,000,000	0.000		02/26/21	9,995,869
19,500,000	0.000		07/01/21	19,474,733
Macquarie Bank Ltd.(d)
8,000,000	0.000		12/07/20	7,999,673
7,000,000	0.000		03/01/21	6,995,753
5,000,000	0.000		03/10/21	4,996,625

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Manhattan Asset Funding
$20,000,000	0.000%	02/03/21	$ 19,992,958
Matchpoint Finance PLC(d)
10,483,000	0.000	04/26/21	10,473,198
Metlife Short Term Funding
5,000,000	0.000	12/01/20	4,999,983
National Bank of Canada(d)
10,000,000	0.000	02/16/21	9,996,273
20,000,000	0.000	03/01/21	19,990,900
National Securities Clearing Corp.
20,000,000	0.000	12/01/20	19,999,956
Nationwide Building Society(d)
4,750,000	0.000	12/17/20	4,749,650
13,000,000	0.000	12/22/20	12,998,673
NatWest Markets PLC(d)
7,850,000	0.000	01/14/21	7,847,939
15,000,000	0.000	02/01/21	14,994,435
Nieuw Amsterdam Receivables Corp.(d)
10,000,000	0.000	12/10/20	9,999,675
Old Line Funding LLC(d)
22,250,000	0.000	02/09/21	22,241,619
Pepsico, Inc.(d)
5,000,000	0.000	12/07/20	4,999,903
Psp Capital, Inc.(d)
24,500,000	0.000	04/21/21	24,484,248
Ridgefield Funding Co. LLC(d)
15,000,000	0.000	03/09/21	14,990,925
Salisbury Receivables Co.(d)
19,000,000	0.000	02/11/21	18,987,710
Schlumberger Holdings Corp.(d)
2,750,000	0.000	12/18/20	2,749,933
Shell International Finance B.V.(d)
8,300,000	0.000	01/27/21	8,297,874
11,000,000	0.000	06/14/21	10,986,525
11,000,000	0.000	07/08/21	10,984,203
Societe Generale SA(d)
17,000,000	0.000	06/28/21	16,974,160
Starbucks Corp.(d)
15,500,000	0.000	01/29/21	15,490,183

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Sumitomo Mitsui Trust Bank Ltd.(d)
$10,000,000	0.000%		02/03/21	$ 9,996,985
Suncor Energy, Inc.(d)
6,955,000	0.000		02/17/21	6,951,444
The Coca-Cola Co.(d)
5,000,000	0.000		01/21/21	4,999,083
The Korea Development Bank
7,390,000	0.000		02/03/21	7,387,825
19,000,000	0.000		03/11/21	18,990,192
The Toronto-Dominion Bank(d)
10,000,000	0.000		02/16/21	9,995,797
The Walt Disney Co.(d)
9,115,000	0.000		06/30/21	9,097,233
Thunder Bay Funding LLC(d)
16,000,000	0.000		02/24/21	15,994,037
Total Capital Canada Ltd.(d)
6,300,000	0.000		01/20/21	6,298,536
2,000,000	0.000		03/18/21	1,998,788
Transcanada Pipelines Ltd.(d)
5,000,000	0.000		01/07/21	4,998,918
6,350,000	0.000		01/14/21	6,348,333
22,589,000	0.000		02/03/21	22,581,047
Victory Receivables(d)
7,157,000	0.000		02/12/21	7,154,072
Volkswagen Group of America Finance LLC(d)
12,000,000	0.000		11/10/21	11,928,125
VW Credit, Inc.(d)
9,000,000	0.000		01/29/21	8,996,700
Waste Management, Inc.
2,350,000	0.000	(d)	07/06/21	2,346,001
15,000,000	0.000		09/20/21	14,956,880
Westpac Securities NZ Ltd.(d)
5,000,000	0.000		03/31/21	4,995,967

				1,187,807,822

TOTAL SHORT-TERM INVESTMENTS (Cost $1,687,977,411)				$1,688,637,689

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,039,038,506)				$3,060,944,971

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,913,035	0.016%	$ 22,913,035
(Cost $22,913,035)

TOTAL INVESTMENTS – 96.7% (Cost $3,061,951,541)		$3,083,858,006

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		105,667,291

NET ASSETS – 100.0%		$3,189,525,297

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	— Euro
MXN	— Mexican Peso
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	MXN	1,265,500,000	USD	58,915,270	12/16/20	$3,588,421

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	57,701,192	MXN	1,265,500,000	12/16/20	(4,802,499)

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	10,682	12/17/21	$105,886,264	$(5,488,471)
WTI Crude Oil	6,824	11/19/21	309,263,680	37,310,366
2 Year U.S. Treasury Notes	1,156	03/31/21	255,304,406	88,346
5 Year U.S. Treasury Notes	705	03/31/21	88,852,031	75,914
10 Year U.S. Treasury Notes	1,574	03/22/21	217,482,531	256,598

Total				$32,242,753

Short position contracts:
WTI Crude Oil	(5,291)	12/21/20	(239,893,940)	(17,882,982)
S&P 500 E-Mini Index	(234)	12/18/20	(42,391,440)	(3,438,666)

Total				$(21,321,648)

TOTAL FUTURES CONTRACTS				$10,921,105

SWAP CONTRACTS — At November 30, 2020, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Portfolio	Counterparty	Termination Date(a)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(b)	0.070%(c)	J.P. Morgan Chase Bank N.A.	01/06/21	$95,178	$(13,852,594)
MSGSSUIT Index(b)	0.260(c)	MS & Co. Int. PLC	01/06/21	133,308	18,718,120
Barclays Bank PLC	0.130(d)	SX7T Index	04/06/21	66,568	(6,356,432)
Barclays Bank PLC	0.180(d)	SX7T Index	04/06/21	161,202	68,430,460

TOTAL					$66,939,554

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

ONEOK Inc	Energy	(18,592)	$(666,912)	4.81%
MarketAxess Holdings Inc	Financials	(1,009)	(543,851)	3.93
Under Armour Inc	Consumer Discretionary	(29,769)	(433,146)	3.13
Las Vegas Sands Corp	Consumer Discretionary	(7,738)	(431,093)	3.11
Freeport-McMoRan Inc	Materials	(14,897)	(348,451)	2.52
Marathon Petroleum Corp	Energy	(8,681)	(337,534)	2.44
ViacomCBS Inc	Communication Services	(9,180)	(323,871)	2.34
American International Group Inc	Financials	(8,374)	(321,888)	2.33
Fiserv Inc	Information Technology	(2,793)	(321,695)	2.32
Netflix Inc	Communication Services	(561)	(275,422)	1.99
Boston Scientific Corp	Health Care	(7,865)	(260,718)	1.88
Wynn Resorts Ltd	Consumer Discretionary	(2,508)	(252,068)	1.82
Tapestry Inc	Consumer Discretionary	(8,051)	(228,001)	1.65
Occidental Petroleum Corp	Energy	(14,079)	(221,888)	1.6
Devon Energy Corp	Energy	(14,408)	(201,564)	1.46
Diamondback Energy Inc	Energy	(4,903)	(195,927)	1.41
Tiffany & Co	Consumer Discretionary	(1,453)	(191,057)	1.38
Albemarle Corp	Materials	(1,403)	(190,763)	1.38
United Airlines Holdings Inc	Industrials	(4,022)	(181,193)	1.31
Delta Air Lines Inc	Industrials	(4,496)	(180,958)	1.31
Live Nation Entertainment Inc	Communication Services	(2,705)	(177,573)	1.28
Sysco Corp	Consumer Staples	(2,380)	(169,658)	1.23
Hess Corp	Energy	(3,572)	(168,509)	1.22
Walt Disney Co/The	Communication Services	(1,131)	(167,396)	1.21
Southwest Airlines Co	Industrials	(3,538)	(163,957)	1.18
Fidelity National Information Services I	Information Technology	(1,096)	(162,649)	1.17
State Street Corp	Financials	(2,276)	(160,451)	1.16
TransDigm Group Inc	Industrials	(275)	(159,156)	1.15
Paycom Software Inc	Information Technology	(377)	(157,145)	1.13
Edwards Lifesciences Corp	Health Care	(1,871)	(156,993)	1.13
ServiceNow Inc	Information Technology	(285)	(152,576)	1.1
ANSYS Inc	Information Technology	(436)	(147,577)	1.07
Catalent Inc	Health Care	(1,535)	(147,543)	1.07
IDEXX Laboratories Inc	Health Care	(315)	(145,298)	1.05
Align Technology Inc	Health Care	(296)	(142,636)	1.03
Carnival Corp	Consumer Discretionary	(7,020)	(140,260)	1.01
First Republic Bank/CA	Financials	(1,068)	(138,363)	1
Copart Inc	Industrials	(1,198)	(138,321)	1
Incyte Corp	Health Care	(1,609)	(136,025)	0.98
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	(5,883)	(134,535)	0.97
Royal Caribbean Cruises Ltd	Consumer Discretionary	(1,668)	(131,472)	0.95
Expedia Group Inc	Consumer Discretionary	(1,004)	(125,017)	0.9
Welltower Inc	Real Estate	(1,968)	(123,933)	0.89
Bio-Rad Laboratories Inc	Health Care	(230)	(123,791)	0.89
General Motors Co	Consumer Discretionary	(2,753)	(120,698)	0.87
CenterPoint Energy Inc	Utilities	(4,987)	(115,640)	0.83
Ross Stores Inc	Consumer Discretionary	(1,074)	(115,447)	0.83
Edison International	Utilities	(1,860)	(114,151)	0.82
Healthpeak Properties Inc	Real Estate	(3,952)	(114,065)	0.82
Realty Income Corp	Real Estate	(1,872)	(112,272)	0.81

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Concho Resources Inc	Energy	14,360	$825,397	4.41%
ConocoPhillips	Energy	20,697	818,785	4.37
Cisco Systems Inc	Information Technology	17,428	749,770	4.01
Altria Group Inc	Consumer Staples	17,151	683,136	3.65
Apache Corp	Energy	39,122	504,284	2.69
Discovery Inc	Communication Services	18,170	436,453	2.33
Xerox Holdings Corp	Information Technology	19,173	419,689	2.24
JPMorgan Chase & Co	Financials	3,467	408,729	2.18
Synchrony Financial	Financials	13,390	407,988	2.18
Bank of America Corp	Financials	14,435	406,495	2.17
Citizens Financial Group Inc	Financials	12,401	405,016	2.16
Bank of New York Mellon Corp/The	Financials	9,903	387,410	2.07
Citrix Systems Inc	Information Technology	3,038	376,427	2.01
Activision Blizzard Inc	Communication Services	4,550	361,613	1.93
Lowe’s Cos Inc	Consumer Discretionary	2,169	338,033	1.81
Best Buy Co Inc	Consumer Discretionary	3,004	326,813	1.75
JB Hunt Transport Services Inc	Industrials	2,069	279,973	1.50
PVH Corp	Consumer Discretionary	3,231	256,824	1.37
Citigroup Inc	Financials	4,575	251,946	1.35
American Express Co	Financials	2,068	245,193	1.31
DXC Technology Co	Information Technology	10,185	223,157	1.19
Capital One Financial Corp	Financials	2,555	218,804	1.17
Hartford Financial Services Group Inc/Th	Financials	4,944	218,517	1.17
Mosaic Co/The	Materials	9,873	216,806	1.16
Vontier Corp	Information Technology	6,446	213,801	1.14
Cboe Global Markets Inc	Financials	2,327	212,498	1.14
Intel Corp	Information Technology	4,375	211,535	1.13
DR Horton Inc	Consumer Discretionary	2,791	207,961	1.11
VeriSign Inc	Information Technology	1,021	204,869	1.09
Philip Morris International Inc	Consumer Staples	2,696	204,218	1.09
Lennar Corp	Consumer Discretionary	2,663	202,033	1.08
PulteGroup Inc	Consumer Discretionary	4,582	199,891	1.07
AMETEK Inc	Industrials	1,373	162,797	0.87
Kansas City Southern	Industrials	789	146,813	0.78
Schlumberger NV	Energy	6,928	144,026	0.77
Pentair PLC	Industrials	2,770	143,567	0.77
Zebra Technologies Corp	Information Technology	366	138,528	0.74
Etsy Inc	Consumer Discretionary	848	136,353	0.73
Principal Financial Group Inc	Financials	2,732	136,047	0.73
Qorvo Inc	Information Technology	838	131,384	0.70
Kinder Morgan Inc	Energy	9,023	129,751	0.69
Cigna Corp	Health Care	614	128,331	0.69
MetLife Inc	Financials	2,772	127,992	0.68
Interpublic Group of Cos Inc/The	Communication Services	5,735	127,765	0.68
McKesson Corp	Health Care	707	127,255	0.68
AbbVie Inc	Health Care	1,216	127,136	0.68
State Street Corp	Financials	1,798	126,698	0.68
Ford Motor Co	Consumer Discretionary	13,915	126,347	0.68
Leidos Holdings Inc	Information Technology	1,251	126,017	0.67
Autodesk Inc	Information Technology	446	124,882	0.67

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2020, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
1Y IRS	BofA Securities LLC	$1.050	07/28/2021	94,000,000	$94,000,000	$8,922,790	$4,743,368	$4,179,422

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLE Index	Citibank NA	$36.172	03/31/2021	3,158,219	$3,158,219	$9,518,630	$3,426,984	$6,091,646
SPX Index	MS & Co. Int. PLC	2,845.920	12/31/2020	45,906	45,906	35,610,131	7,044,418	28,565,713

Total purchased option contracts				3,204,125	$3,204,125	$45,128,761	$10,471,402	$34,657,359

Written option contracts
Calls
SPX Index	JPMorgan Securities, Inc.	2,845.920	12/31/2020	(45,906)	(45,906)	(35,610,131)	(11,059,435)	(24,550,696)

Puts
SPX Index	BofA Securities LLC	3,183.120	12/31/2021	(82,040)	(82,040)	(15,256,979)	(18,004,367)	2,747,388
SX7E Index	BofA Securities LLC	68.565	11/12/2021	(1,971,727)	(1,971,727)	(16,179,043)	(21,451,190)	5,272,147
RUT Index	MS & Co. Int. PLC	1,803.300	12/31/2021	(110,313)	(110,313)	(20,402,492)	(20,635,635)	233,143

				(2,164,080)	$(2,164,080)	$(51,838,514)	$(60,091,192)	$8,252,678

Total written option contracts				(2,209,986)	$(2,209,986)	$(87,448,645)	$(71,150,627)	$(16,298,018)

TOTAL				994,139	$994,139	$(42,319,884)	$(60,679,225)	$18,359,341

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	UBS AG (London)	$1.074	12/02/2020	83,530,000	$83,530,000	$908,307	$1,389,779	$(481,472)
Call USD/Put CNH	BofA Securities LLC	7.131	12/30/2020	186,000,000	186,000,000	13,206	2,808,600	(2,795,394)

Total purchased option contracts				269,530,000	$269,530,000	$921,513	$4,198,379	$(3,276,866)

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Global Managed Beta Fund and the Portfolios valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund and the Portfolios policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund and the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s and the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if a fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s and the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2020:

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,055,089	$16,602,400	$—
Australia and Oceania	—	4,108,731	—
Europe	5,056,644	36,389,700	—
North America	127,014,445	18,060	—
Rights	—	7,137
Warrants	—	144	—
Exchange Traded Funds	1,261,625,320	—	—
Investment Company	118,594,166	—	—

Total	$1,513,345,664	$57,126,172	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$231,266	$—
Futures Contracts(b)	24,282,800	—	—
Options Purchased	12,818,425	—	—

Total	$37,101,225	$231,266	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,661,418)	$—
Written option contracts	(2,182,714)	—	—

Total	$(2,182,714)	$(2,661,418)	$—

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$1,342,420,970	$—	$—

Total	$1,342,420,970	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$755,320	$—
Futures Contracts(b)	61,339,273	—	—
Options Purchased	263,095	—	—

Total	$61,602,368	$755,320	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(811,571)	$—
Futures Contracts(b)	(194,826)	—	—
Written option contracts	(867,339)	—	—

Total	$(1,062,165)	$(811,571)	$—

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$21,251,015	$—
Exchange Traded Funds	156,925,044	—	—
Investment Companies	1,194,131,223	—	—
Short-term Investments	—	1,688,637,689	—
Securities Lending Reinvestment Vehicle	22,913,035	—	—

Total	$1,373,969,302	$1,709,888,704	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$3,588,421	$—
Futures Contracts(b)	37,731,224	—	—
Total Return Swap Contracts(b)	—	87,148,580	—
Options Purchased	—	54,973,064	—

Total	$37,731,224	$145,710,065	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(4,802,499)	$—
Futures Contracts(b)	(26,810,119)	—	—
Total Return Swap Contracts(b)	—	(20,209,026)	—
Written option contracts	—	(87,448,645)	—

Total	$(26,810,119)	$(112,460,170)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Fund’s and the Portfolios’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s and the Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund and the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s and the Portfolios’ investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s and the Portfolios’ investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund and the Portfolios to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s and the Portfolios’ investments resulting from a substitute reference rate may also adversely affect the Fund’s and the Portfolios’ performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund and the Portfolios may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund and the Portfolios may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund and the Portfolios will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s and the Portfolios’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund and the Portfolios.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of Fund are concentrated in the Underlying Funds, and the Fund’s and the Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Fund that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund and the Portfolios. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund and the Portfolios is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s and the Portfolios’ liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund and the Portfolios focus its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund and the Portfolios may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund and the Portfolios to the markets and therefore could magnify changes to the Fund’s and the Portfolios’ NAV.